Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000202291
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 11.56%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,074	$10,098
Nov 14	$10,149	$10,170
Dec 14	$10,161	$10,179
Jan 15	$10,393	$10,393
Feb 15	$10,319	$10,295
Mar 15	$10,358	$10,343
Apr 15	$10,314	$10,306
May 15	$10,292	$10,281
Jun 15	$10,175	$10,169
Jul 15	$10,228	$10,240
Aug 15	$10,205	$10,225
Sep 15	$10,266	$10,294
Oct 15	$10,275	$10,296
Nov 15	$10,243	$10,269
Dec 15	$10,207	$10,235
Jan 16	$10,335	$10,376
Feb 16	$10,409	$10,450
Mar 16	$10,495	$10,546
Apr 16	$10,548	$10,586
May 16	$10,537	$10,589
Jun 16	$10,719	$10,779
Jul 16	$10,783	$10,847
Aug 16	$10,760	$10,835
Sep 16	$10,757	$10,829
Oct 16	$10,680	$10,746
Nov 16	$10,461	$10,492
Dec 16	$10,484	$10,506
Jan 17	$10,495	$10,527
Feb 17	$10,573	$10,598
Mar 17	$10,564	$10,592
Apr 17	$10,642	$10,674
May 17	$10,721	$10,756
Jun 17	$10,722	$10,745
Jul 17	$10,758	$10,792
Aug 17	$10,849	$10,888
Sep 17	$10,807	$10,836
Oct 17	$10,809	$10,843
Nov 17	$10,778	$10,829
Dec 17	$10,814	$10,879
Jan 18	$10,724	$10,753
Feb 18	$10,611	$10,651
Mar 18	$10,658	$10,720
Apr 18	$10,590	$10,640
May 18	$10,670	$10,716
Jun 18	$10,648	$10,703
Jul 18	$10,662	$10,705
Aug 18	$10,722	$10,774
Sep 18	$10,645	$10,705
Oct 18	$10,545	$10,620
Nov 18	$10,594	$10,683
Dec 18	$10,761	$10,880
Jan 19	$10,916	$10,995
Feb 19	$10,920	$10,989
Mar 19	$11,137	$11,200
Apr 19	$11,155	$11,203
May 19	$11,337	$11,402
Jun 19	$11,506	$11,545
Jul 19	$11,558	$11,570
Aug 19	$11,833	$11,870
Sep 19	$11,764	$11,807
Oct 19	$11,790	$11,842
Nov 19	$11,790	$11,836
Dec 19	$11,816	$11,828
Jan 20	$12,030	$12,056
Feb 20	$12,229	$12,273
Mar 20	$11,884	$12,200
Apr 20	$12,220	$12,417
May 20	$12,358	$12,475
Jun 20	$12,491	$12,554
Jul 20	$12,704	$12,741
Aug 20	$12,640	$12,638
Sep 20	$12,637	$12,632
Oct 20	$12,609	$12,575
Nov 20	$12,749	$12,698
Dec 20	$12,797	$12,716
Jan 21	$12,714	$12,625
Feb 21	$12,553	$12,443
Mar 21	$12,394	$12,287
Apr 21	$12,486	$12,384
May 21	$12,503	$12,425
Jun 21	$12,622	$12,512
Jul 21	$12,740	$12,652
Aug 21	$12,718	$12,628
Sep 21	$12,632	$12,518
Oct 21	$12,636	$12,515
Nov 21	$12,651	$12,552
Dec 21	$12,617	$12,520
Jan 22	$12,349	$12,250
Feb 22	$12,171	$12,114
Mar 22	$11,826	$11,777
Apr 22	$11,351	$11,330
May 22	$11,410	$11,403
Jun 22	$11,194	$11,224
Jul 22	$11,491	$11,498
Aug 22	$11,190	$11,174
Sep 22	$10,653	$10,691
Oct 22	$10,509	$10,552
Nov 22	$10,932	$10,940
Dec 22	$10,876	$10,891
Jan 23	$11,277	$11,226
Feb 23	$11,001	$10,936
Mar 23	$11,274	$11,214
Apr 23	$11,347	$11,282
May 23	$11,233	$11,159
Jun 23	$11,187	$11,119
Jul 23	$11,168	$11,111
Aug 23	$11,082	$11,040
Sep 23	$10,791	$10,760
Oct 23	$10,596	$10,590
Nov 23	$11,096	$11,069
Dec 23	$11,508	$11,493
Jan 24	$11,505	$11,462
Feb 24	$11,335	$11,300
Mar 24	$11,444	$11,404
Apr 24	$11,165	$11,116
May 24	$11,344	$11,304
Jun 24	$11,454	$11,411
Jul 24	$11,719	$11,678
Aug 24	$11,885	$11,846
Sep 24	$12,039	$12,004

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.56%	0.46%	1.87%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,015,484,534
Holdings Count | Holding	2,550
Advisory Fees Paid, Amount	$ 12,262,707
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202289
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.28%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,679	$10,098
Nov 14	$9,738	$10,170
Dec 14	$9,757	$10,179
Jan 15	$9,965	$10,393
Feb 15	$9,892	$10,295
Mar 15	$9,937	$10,343
Apr 15	$9,892	$10,306
May 15	$9,858	$10,281
Jun 15	$9,744	$10,169
Jul 15	$9,801	$10,240
Aug 15	$9,777	$10,225
Sep 15	$9,833	$10,294
Oct 15	$9,839	$10,296
Nov 15	$9,805	$10,269
Dec 15	$9,768	$10,235
Jan 16	$9,887	$10,376
Feb 16	$9,956	$10,450
Mar 16	$10,034	$10,546
Apr 16	$10,072	$10,586
May 16	$10,058	$10,589
Jun 16	$10,229	$10,779
Jul 16	$10,287	$10,847
Aug 16	$10,273	$10,835
Sep 16	$10,257	$10,829
Oct 16	$10,181	$10,746
Nov 16	$9,970	$10,492
Dec 16	$9,990	$10,506
Jan 17	$10,009	$10,527
Feb 17	$10,081	$10,598
Mar 17	$10,071	$10,592
Apr 17	$10,133	$10,674
May 17	$10,216	$10,756
Jun 17	$10,204	$10,745
Jul 17	$10,247	$10,792
Aug 17	$10,321	$10,888
Sep 17	$10,278	$10,836
Oct 17	$10,279	$10,843
Nov 17	$10,258	$10,829
Dec 17	$10,289	$10,879
Jan 18	$10,191	$10,753
Feb 18	$10,093	$10,651
Mar 18	$10,125	$10,720
Apr 18	$10,058	$10,640
May 18	$10,132	$10,716
Jun 18	$10,109	$10,703
Jul 18	$10,120	$10,705
Aug 18	$10,175	$10,774
Sep 18	$10,100	$10,705
Oct 18	$10,014	$10,620
Nov 18	$10,059	$10,683
Dec 18	$10,214	$10,880
Jan 19	$10,359	$10,995
Feb 19	$10,361	$10,989
Mar 19	$10,564	$11,200
Apr 19	$10,579	$11,203
May 19	$10,738	$11,402
Jun 19	$10,907	$11,545
Jul 19	$10,943	$11,570
Aug 19	$11,211	$11,870
Sep 19	$11,133	$11,807
Oct 19	$11,167	$11,842
Nov 19	$11,165	$11,836
Dec 19	$11,176	$11,828
Jan 20	$11,375	$12,056
Feb 20	$11,561	$12,273
Mar 20	$11,232	$12,200
Apr 20	$11,559	$12,417
May 20	$11,686	$12,475
Jun 20	$11,799	$12,554
Jul 20	$12,008	$12,741
Aug 20	$11,946	$12,638
Sep 20	$11,929	$12,632
Oct 20	$11,912	$12,575
Nov 20	$12,029	$12,698
Dec 20	$12,072	$12,716
Jan 21	$11,991	$12,625
Feb 21	$11,837	$12,443
Mar 21	$11,685	$12,287
Apr 21	$11,770	$12,384
May 21	$11,795	$12,425
Jun 21	$11,892	$12,512
Jul 21	$12,001	$12,652
Aug 21	$11,978	$12,628
Sep 21	$11,895	$12,518
Oct 21	$11,896	$12,515
Nov 21	$11,908	$12,552
Dec 21	$11,873	$12,520
Jan 22	$11,619	$12,250
Feb 22	$11,449	$12,114
Mar 22	$11,135	$11,777
Apr 22	$10,675	$11,330
May 22	$10,727	$11,403
Jun 22	$10,523	$11,224
Jul 22	$10,812	$11,498
Aug 22	$10,514	$11,174
Sep 22	$10,008	$10,691
Oct 22	$9,871	$10,552
Nov 22	$10,266	$10,940
Dec 22	$10,211	$10,891
Jan 23	$10,585	$11,226
Feb 23	$10,325	$10,936
Mar 23	$10,578	$11,214
Apr 23	$10,644	$11,282
May 23	$10,535	$11,159
Jun 23	$10,490	$11,119
Jul 23	$10,483	$11,111
Aug 23	$10,400	$11,040
Sep 23	$10,113	$10,760
Oct 23	$9,928	$10,590
Nov 23	$10,394	$11,069
Dec 23	$10,777	$11,493
Jan 24	$10,772	$11,462
Feb 24	$10,624	$11,300
Mar 24	$10,711	$11,404
Apr 24	$10,448	$11,116
May 24	$10,613	$11,304
Jun 24	$10,714	$11,411
Jul 24	$10,959	$11,678
Aug 24	$11,112	$11,846
Sep 24	$11,253	$12,004

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.28%	0.21%	1.60%
Investor A Shares (with sales charge)...
	6.82	(0.60)	1.19
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,015,484,534
Holdings Count | Holding	2,550
Advisory Fees Paid, Amount	$ 12,262,707
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202290
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$151	1.43%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 10.49%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,065	$10,098
Nov 14	$10,131	$10,170
Dec 14	$10,144	$10,179
Jan 15	$10,356	$10,393
Feb 15	$10,273	$10,295
Mar 15	$10,303	$10,343
Apr 15	$10,261	$10,306
May 15	$10,218	$10,281
Jun 15	$10,093	$10,169
Jul 15	$10,147	$10,240
Aug 15	$10,114	$10,225
Sep 15	$10,166	$10,294
Oct 15	$10,166	$10,296
Nov 15	$10,124	$10,269
Dec 15	$10,079	$10,235
Jan 16	$10,197	$10,376
Feb 16	$10,251	$10,450
Mar 16	$10,336	$10,546
Apr 16	$10,369	$10,586
May 16	$10,348	$10,589
Jun 16	$10,518	$10,779
Jul 16	$10,571	$10,847
Aug 16	$10,539	$10,835
Sep 16	$10,527	$10,829
Oct 16	$10,442	$10,746
Nov 16	$10,219	$10,492
Dec 16	$10,232	$10,506
Jan 17	$10,245	$10,527
Feb 17	$10,303	$10,598
Mar 17	$10,296	$10,592
Apr 17	$10,353	$10,674
May 17	$10,421	$10,756
Jun 17	$10,414	$10,745
Jul 17	$10,450	$10,792
Aug 17	$10,520	$10,888
Sep 17	$10,469	$10,836
Oct 17	$10,463	$10,843
Nov 17	$10,435	$10,829
Dec 17	$10,461	$10,879
Jan 18	$10,354	$10,753
Feb 18	$10,248	$10,651
Mar 18	$10,273	$10,720
Apr 18	$10,199	$10,640
May 18	$10,268	$10,716
Jun 18	$10,238	$10,703
Jul 18	$10,242	$10,705
Aug 18	$10,292	$10,774
Sep 18	$10,209	$10,705
Oct 18	$10,116	$10,620
Nov 18	$10,155	$10,683
Dec 18	$10,306	$10,880
Jan 19	$10,446	$10,995
Feb 19	$10,442	$10,989
Mar 19	$10,641	$11,200
Apr 19	$10,649	$11,203
May 19	$10,803	$11,402
Jun 19	$10,967	$11,545
Jul 19	$10,996	$11,570
Aug 19	$11,248	$11,870
Sep 19	$11,174	$11,807
Oct 19	$11,200	$11,842
Nov 19	$11,180	$11,836
Dec 19	$11,195	$11,828
Jan 20	$11,388	$12,056
Feb 20	$11,569	$12,273
Mar 20	$11,231	$12,200
Apr 20	$11,540	$12,417
May 20	$11,661	$12,475
Jun 20	$11,778	$12,554
Jul 20	$11,969	$12,741
Aug 20	$11,899	$12,638
Sep 20	$11,886	$12,632
Oct 20	$11,849	$12,575
Nov 20	$11,971	$12,698
Dec 20	$11,994	$12,716
Jan 21	$11,905	$12,625
Feb 21	$11,745	$12,443
Mar 21	$11,598	$12,287
Apr 21	$11,675	$12,384
May 21	$11,680	$12,425
Jun 21	$11,782	$12,512
Jul 21	$11,871	$12,652
Aug 21	$11,852	$12,628
Sep 21	$11,750	$12,518
Oct 21	$11,744	$12,515
Nov 21	$11,760	$12,552
Dec 21	$11,719	$12,520
Jan 22	$11,459	$12,250
Feb 22	$11,284	$12,114
Mar 22	$10,954	$11,777
Apr 22	$10,504	$11,330
May 22	$10,549	$11,403
Jun 22	$10,341	$11,224
Jul 22	$10,608	$11,498
Aug 22	$10,320	$11,174
Sep 22	$9,814	$10,691
Oct 22	$9,680	$10,552
Nov 22	$10,067	$10,940
Dec 22	$10,013	$10,891
Jan 23	$10,380	$11,226
Feb 23	$10,124	$10,936
Mar 23	$10,373	$11,214
Apr 23	$10,438	$11,282
May 23	$10,331	$11,159
Jun 23	$10,287	$11,119
Jul 23	$10,279	$11,111
Aug 23	$10,198	$11,040
Sep 23	$9,917	$10,760
Oct 23	$9,736	$10,590
Nov 23	$10,193	$11,069
Dec 23	$10,568	$11,493
Jan 24	$10,563	$11,462
Feb 24	$10,418	$11,300
Mar 24	$10,503	$11,404
Apr 24	$10,245	$11,116
May 24	$10,408	$11,304
Jun 24	$10,506	$11,411
Jul 24	$10,747	$11,678
Aug 24	$10,897	$11,846
Sep 24	$11,035	$12,004

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.49%	(0.54)%	0.99%
Investor C Shares (with sales charge)...
	9.49	(0.54)	0.99
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,015,484,534
Holdings Count | Holding	2,550
Advisory Fees Paid, Amount	$ 12,262,707
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202293
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 11.73%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,086	$10,098
Nov 14	$10,150	$10,170
Dec 14	$10,173	$10,179
Jan 15	$10,405	$10,393
Feb 15	$10,321	$10,295
Mar 15	$10,371	$10,343
Apr 15	$10,328	$10,306
May 15	$10,296	$10,281
Jun 15	$10,190	$10,169
Jul 15	$10,243	$10,240
Aug 15	$10,221	$10,225
Sep 15	$10,283	$10,294
Oct 15	$10,292	$10,296
Nov 15	$10,260	$10,269
Dec 15	$10,225	$10,235
Jan 16	$10,353	$10,376
Feb 16	$10,428	$10,450
Mar 16	$10,513	$10,546
Apr 16	$10,556	$10,586
May 16	$10,556	$10,589
Jun 16	$10,739	$10,779
Jul 16	$10,803	$10,847
Aug 16	$10,781	$10,835
Sep 16	$10,779	$10,829
Oct 16	$10,691	$10,746
Nov 16	$10,484	$10,492
Dec 16	$10,507	$10,506
Jan 17	$10,519	$10,527
Feb 17	$10,597	$10,598
Mar 17	$10,589	$10,592
Apr 17	$10,656	$10,674
May 17	$10,747	$10,756
Jun 17	$10,737	$10,745
Jul 17	$10,784	$10,792
Aug 17	$10,866	$10,888
Sep 17	$10,834	$10,836
Oct 17	$10,826	$10,843
Nov 17	$10,807	$10,829
Dec 17	$10,843	$10,879
Jan 18	$10,754	$10,753
Feb 18	$10,642	$10,651
Mar 18	$10,689	$10,720
Apr 18	$10,622	$10,640
May 18	$10,702	$10,716
Jun 18	$10,681	$10,703
Jul 18	$10,683	$10,705
Aug 18	$10,756	$10,774
Sep 18	$10,679	$10,705
Oct 18	$10,580	$10,620
Nov 18	$10,630	$10,683
Dec 18	$10,796	$10,880
Jan 19	$10,953	$10,995
Feb 19	$10,957	$10,989
Mar 19	$11,174	$11,200
Apr 19	$11,193	$11,203
May 19	$11,376	$11,402
Jun 19	$11,546	$11,545
Jul 19	$11,598	$11,570
Aug 19	$11,873	$11,870
Sep 19	$11,805	$11,807
Oct 19	$11,832	$11,842
Nov 19	$11,832	$11,836
Dec 19	$11,859	$11,828
Jan 20	$12,073	$12,056
Feb 20	$12,273	$12,273
Mar 20	$11,928	$12,200
Apr 20	$12,265	$12,417
May 20	$12,404	$12,475
Jun 20	$12,538	$12,554
Jul 20	$12,751	$12,741
Aug 20	$12,688	$12,638
Sep 20	$12,686	$12,632
Oct 20	$12,658	$12,575
Nov 20	$12,798	$12,698
Dec 20	$12,847	$12,716
Jan 21	$12,765	$12,625
Feb 21	$12,604	$12,443
Mar 21	$12,445	$12,287
Apr 21	$12,538	$12,384
May 21	$12,556	$12,425
Jun 21	$12,675	$12,512
Jul 21	$12,794	$12,652
Aug 21	$12,773	$12,628
Sep 21	$12,688	$12,518
Oct 21	$12,692	$12,515
Nov 21	$12,708	$12,552
Dec 21	$12,674	$12,520
Jan 22	$12,407	$12,250
Feb 22	$12,228	$12,114
Mar 22	$11,884	$11,777
Apr 22	$11,396	$11,330
May 22	$11,468	$11,403
Jun 22	$11,252	$11,224
Jul 22	$11,551	$11,498
Aug 22	$11,250	$11,174
Sep 22	$10,699	$10,691
Oct 22	$10,568	$10,552
Nov 22	$10,992	$10,940
Dec 22	$10,924	$10,891
Jan 23	$11,340	$11,226
Feb 23	$11,050	$10,936
Mar 23	$11,338	$11,214
Apr 23	$11,411	$11,282
May 23	$11,284	$11,159
Jun 23	$11,252	$11,119
Jul 23	$11,234	$11,111
Aug 23	$11,148	$11,040
Sep 23	$10,843	$10,760
Oct 23	$10,649	$10,590
Nov 23	$11,150	$11,069
Dec 23	$11,564	$11,493
Jan 24	$11,561	$11,462
Feb 24	$11,406	$11,300
Mar 24	$11,515	$11,404
Apr 24	$11,222	$11,116
May 24	$11,417	$11,304
Jun 24	$11,513	$11,411
Jul 24	$11,794	$11,678
Aug 24	$11,961	$11,846
Sep 24	$12,115	$12,004

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	11.73%	0.52%	1.94%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,015,484,534
Holdings Count | Holding	2,550
Advisory Fees Paid, Amount	$ 12,262,707
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202292
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.13%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

The Fund’s allocations to U.S. investment grade corporate bonds, agency mortgage-backed securities, and structured products contributed to performance for the annual period.

What detracted from performance?

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index
Oct 14	$10,080	$10,098
Nov 14	$10,139	$10,170
Dec 14	$10,156	$10,179
Jan 15	$10,382	$10,393
Feb 15	$10,293	$10,295
Mar 15	$10,337	$10,343
Apr 15	$10,289	$10,306
May 15	$10,252	$10,281
Jun 15	$10,141	$10,169
Jul 15	$10,188	$10,240
Aug 15	$10,161	$10,225
Sep 15	$10,217	$10,294
Oct 15	$10,221	$10,296
Nov 15	$10,183	$10,269
Dec 15	$10,143	$10,235
Jan 16	$10,265	$10,376
Feb 16	$10,334	$10,450
Mar 16	$10,413	$10,546
Apr 16	$10,450	$10,586
May 16	$10,444	$10,589
Jun 16	$10,620	$10,779
Jul 16	$10,677	$10,847
Aug 16	$10,650	$10,835
Sep 16	$10,642	$10,829
Oct 16	$10,561	$10,746
Nov 16	$10,340	$10,492
Dec 16	$10,358	$10,506
Jan 17	$10,365	$10,527
Feb 17	$10,438	$10,598
Mar 17	$10,425	$10,592
Apr 17	$10,487	$10,674
May 17	$10,571	$10,756
Jun 17	$10,557	$10,745
Jul 17	$10,598	$10,792
Aug 17	$10,673	$10,888
Sep 17	$10,637	$10,836
Oct 17	$10,625	$10,843
Nov 17	$10,601	$10,829
Dec 17	$10,631	$10,879
Jan 18	$10,539	$10,753
Feb 18	$10,424	$10,651
Mar 18	$10,466	$10,720
Apr 18	$10,395	$10,640
May 18	$10,469	$10,716
Jun 18	$10,443	$10,703
Jul 18	$10,441	$10,705
Aug 18	$10,507	$10,774
Sep 18	$10,427	$10,705
Oct 18	$10,325	$10,620
Nov 18	$10,369	$10,683
Dec 18	$10,527	$10,880
Jan 19	$10,675	$10,995
Feb 19	$10,675	$10,989
Mar 19	$10,881	$11,200
Apr 19	$10,895	$11,203
May 19	$11,067	$11,402
Jun 19	$11,228	$11,545
Jul 19	$11,274	$11,570
Aug 19	$11,536	$11,870
Sep 19	$11,465	$11,807
Oct 19	$11,485	$11,842
Nov 19	$11,481	$11,836
Dec 19	$11,501	$11,828
Jan 20	$11,704	$12,056
Feb 20	$11,893	$12,273
Mar 20	$11,553	$12,200
Apr 20	$11,874	$12,417
May 20	$12,002	$12,475
Jun 20	$12,127	$12,554
Jul 20	$12,328	$12,741
Aug 20	$12,261	$12,638
Sep 20	$12,253	$12,632
Oct 20	$12,221	$12,575
Nov 20	$12,351	$12,698
Dec 20	$12,392	$12,716
Jan 21	$12,295	$12,625
Feb 21	$12,134	$12,443
Mar 21	$11,976	$12,287
Apr 21	$12,072	$12,384
May 21	$12,083	$12,425
Jun 21	$12,193	$12,512
Jul 21	$12,290	$12,652
Aug 21	$12,275	$12,628
Sep 21	$12,176	$12,518
Oct 21	$12,174	$12,515
Nov 21	$12,196	$12,552
Dec 21	$12,158	$12,520
Jan 22	$11,883	$12,250
Feb 22	$11,707	$12,114
Mar 22	$11,383	$11,777
Apr 22	$10,910	$11,330
May 22	$10,974	$11,403
Jun 22	$10,763	$11,224
Jul 22	$11,044	$11,498
Aug 22	$10,738	$11,174
Sep 22	$10,218	$10,691
Oct 22	$10,089	$10,552
Nov 22	$10,477	$10,940
Dec 22	$10,419	$10,891
Jan 23	$10,799	$11,226
Feb 23	$10,531	$10,936
Mar 23	$10,799	$11,214
Apr 23	$10,852	$11,282
May 23	$10,739	$11,159
Jun 23	$10,691	$11,119
Jul 23	$10,681	$11,111
Aug 23	$10,594	$11,040
Sep 23	$10,300	$10,760
Oct 23	$10,109	$10,590
Nov 23	$10,582	$11,069
Dec 23	$10,969	$11,493
Jan 24	$10,962	$11,462
Feb 24	$10,809	$11,300
Mar 24	$10,895	$11,404
Apr 24	$10,625	$11,116
May 24	$10,805	$11,304
Jun 24	$10,891	$11,411
Jul 24	$11,152	$11,678
Aug 24	$11,305	$11,846
Sep 24	$11,446	$12,004

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	11.13%	(0.03)%	1.36%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,015,484,534
Holdings Count | Holding	2,550
Advisory Fees Paid, Amount	$ 12,262,707
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,015,484,534
Number of Portfolio Holdings...
2,550
Net Investment Advisory Fees...
$12,262,707
Portfolio Turnover Rate...
583%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.7%
U.S. Treasury Obligations...
28.5
Corporate Bonds...
22.9
Asset-Backed Securities...
8.3
Non-Agency Mortgage-Backed Securities...
7.1
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.5
Floating Rate Loan Interests...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
67.1%
AA/Aa...
4.8
A...
9.8
BBB/Baa...
15.4
BB/Ba...
0.1
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202297
Shareholder Report [Line Items]
Fund Name	BlackRock GNMA Portfolio
Class Name	Institutional Shares
Trading Symbol	BGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 11.99%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,093	$10,098	$10,098
Nov 14	$10,144	$10,170	$10,151
Dec 14	$10,155	$10,179	$10,160
Jan 15	$10,195	$10,393	$10,206
Feb 15	$10,195	$10,295	$10,195
Mar 15	$10,214	$10,343	$10,236
Apr 15	$10,251	$10,306	$10,257
May 15	$10,236	$10,281	$10,246
Jun 15	$10,172	$10,169	$10,172
Jul 15	$10,204	$10,240	$10,230
Aug 15	$10,196	$10,225	$10,227
Sep 15	$10,245	$10,294	$10,285
Oct 15	$10,270	$10,296	$10,303
Nov 15	$10,265	$10,269	$10,295
Dec 15	$10,270	$10,235	$10,302
Jan 16	$10,379	$10,376	$10,421
Feb 16	$10,414	$10,450	$10,455
Mar 16	$10,439	$10,546	$10,482
Apr 16	$10,465	$10,586	$10,494
May 16	$10,479	$10,589	$10,507
Jun 16	$10,544	$10,779	$10,576
Jul 16	$10,559	$10,847	$10,599
Aug 16	$10,584	$10,835	$10,616
Sep 16	$10,608	$10,829	$10,643
Oct 16	$10,589	$10,746	$10,629
Nov 16	$10,442	$10,492	$10,464
Dec 16	$10,434	$10,506	$10,462
Jan 17	$10,417	$10,527	$10,450
Feb 17	$10,475	$10,598	$10,496
Mar 17	$10,455	$10,592	$10,492
Apr 17	$10,512	$10,674	$10,543
May 17	$10,561	$10,756	$10,608
Jun 17	$10,502	$10,745	$10,555
Jul 17	$10,543	$10,792	$10,602
Aug 17	$10,608	$10,888	$10,665
Sep 17	$10,609	$10,836	$10,654
Oct 17	$10,595	$10,843	$10,649
Nov 17	$10,567	$10,829	$10,633
Dec 17	$10,567	$10,879	$10,657
Jan 18	$10,451	$10,753	$10,540
Feb 18	$10,380	$10,651	$10,454
Mar 18	$10,431	$10,720	$10,521
Apr 18	$10,394	$10,640	$10,478
May 18	$10,471	$10,716	$10,557
Jun 18	$10,468	$10,703	$10,566
Jul 18	$10,466	$10,705	$10,566
Aug 18	$10,533	$10,774	$10,622
Sep 18	$10,464	$10,705	$10,560
Oct 18	$10,371	$10,620	$10,481
Nov 18	$10,472	$10,683	$10,572
Dec 18	$10,616	$10,880	$10,766
Jan 19	$10,717	$10,995	$10,854
Feb 19	$10,714	$10,989	$10,847
Mar 19	$10,840	$11,200	$10,991
Apr 19	$10,840	$11,203	$10,981
May 19	$10,967	$11,402	$11,118
Jun 19	$11,093	$11,545	$11,208
Jul 19	$11,148	$11,570	$11,243
Aug 19	$11,237	$11,870	$11,334
Sep 19	$11,255	$11,807	$11,335
Oct 19	$11,296	$11,842	$11,383
Nov 19	$11,291	$11,836	$11,381
Dec 19	$11,303	$11,828	$11,396
Jan 20	$11,334	$12,056	$11,451
Feb 20	$11,415	$12,273	$11,555
Mar 20	$11,520	$12,200	$11,742
Apr 20	$11,665	$12,417	$11,813
May 20	$11,698	$12,475	$11,826
Jun 20	$11,697	$12,554	$11,810
Jul 20	$11,694	$12,741	$11,781
Aug 20	$11,708	$12,638	$11,774
Sep 20	$11,689	$12,632	$11,773
Oct 20	$11,727	$12,575	$11,774
Nov 20	$11,753	$12,698	$11,794
Dec 20	$11,776	$12,716	$11,815
Jan 21	$11,801	$12,625	$11,795
Feb 21	$11,772	$12,443	$11,728
Mar 21	$11,741	$12,287	$11,700
Apr 21	$11,786	$12,384	$11,741
May 21	$11,728	$12,425	$11,702
Jun 21	$11,710	$12,512	$11,698
Jul 21	$11,737	$12,652	$11,733
Aug 21	$11,738	$12,628	$11,722
Sep 21	$11,744	$12,518	$11,698
Oct 21	$11,686	$12,515	$11,660
Nov 21	$11,663	$12,552	$11,655
Dec 21	$11,641	$12,520	$11,644
Jan 22	$11,490	$12,250	$11,503
Feb 22	$11,404	$12,114	$11,437
Mar 22	$11,080	$11,777	$11,161
Apr 22	$10,656	$11,330	$10,800
May 22	$10,806	$11,403	$10,924
Jun 22	$10,603	$11,224	$10,727
Jul 22	$10,960	$11,498	$11,073
Aug 22	$10,615	$11,174	$10,728
Sep 22	$10,025	$10,691	$10,178
Oct 22	$9,897	$10,552	$10,093
Nov 22	$10,320	$10,940	$10,471
Dec 22	$10,180	$10,891	$10,391
Jan 23	$10,515	$11,226	$10,733
Feb 23	$10,271	$10,936	$10,464
Mar 23	$10,466	$11,214	$10,661
Apr 23	$10,519	$11,282	$10,722
May 23	$10,429	$11,159	$10,639
Jun 23	$10,377	$11,119	$10,607
Jul 23	$10,381	$11,111	$10,610
Aug 23	$10,309	$11,040	$10,533
Sep 23	$9,984	$10,760	$10,207
Oct 23	$9,792	$10,590	$10,012
Nov 23	$10,288	$11,069	$10,513
Dec 23	$10,705	$11,493	$10,953
Jan 24	$10,669	$11,462	$10,900
Feb 24	$10,525	$11,300	$10,723
Mar 24	$10,623	$11,404	$10,837
Apr 24	$10,322	$11,116	$10,545
May 24	$10,509	$11,304	$10,732
Jun 24	$10,611	$11,411	$10,842
Jul 24	$10,876	$11,678	$11,105
Aug 24	$11,062	$11,846	$11,271
Sep 24	$11,180	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.99%	(0.13)%	1.12%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 281,260,262
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 627,060
InvestmentCompanyPortfolioTurnover	1338.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202295
Shareholder Report [Line Items]
Fund Name	BlackRock GNMA Portfolio
Class Name	Investor A Shares
Trading Symbol	BGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.68%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$9,686	$10,098	$10,098
Nov 14	$9,742	$10,170	$10,151
Dec 14	$9,748	$10,179	$10,160
Jan 15	$9,784	$10,393	$10,206
Feb 15	$9,771	$10,295	$10,195
Mar 15	$9,796	$10,343	$10,236
Apr 15	$9,818	$10,306	$10,257
May 15	$9,802	$10,281	$10,246
Jun 15	$9,748	$10,169	$10,172
Jul 15	$9,766	$10,240	$10,230
Aug 15	$9,756	$10,225	$10,227
Sep 15	$9,800	$10,294	$10,285
Oct 15	$9,821	$10,296	$10,303
Nov 15	$9,814	$10,269	$10,295
Dec 15	$9,815	$10,235	$10,302
Jan 16	$9,916	$10,376	$10,421
Feb 16	$9,947	$10,450	$10,455
Mar 16	$9,968	$10,546	$10,482
Apr 16	$9,990	$10,586	$10,494
May 16	$10,000	$10,589	$10,507
Jun 16	$10,060	$10,779	$10,576
Jul 16	$10,082	$10,847	$10,599
Aug 16	$10,092	$10,835	$10,616
Sep 16	$10,112	$10,829	$10,643
Oct 16	$10,092	$10,746	$10,629
Nov 16	$9,950	$10,492	$10,464
Dec 16	$9,941	$10,506	$10,462
Jan 17	$9,923	$10,527	$10,450
Feb 17	$9,976	$10,598	$10,496
Mar 17	$9,955	$10,592	$10,492
Apr 17	$10,007	$10,674	$10,543
May 17	$10,051	$10,756	$10,608
Jun 17	$9,993	$10,745	$10,555
Jul 17	$10,030	$10,792	$10,602
Aug 17	$10,090	$10,888	$10,665
Sep 17	$10,089	$10,836	$10,654
Oct 17	$10,074	$10,843	$10,649
Nov 17	$10,046	$10,829	$10,633
Dec 17	$10,044	$10,879	$10,657
Jan 18	$9,931	$10,753	$10,540
Feb 18	$9,863	$10,651	$10,454
Mar 18	$9,898	$10,720	$10,521
Apr 18	$9,872	$10,640	$10,478
May 18	$9,942	$10,716	$10,557
Jun 18	$9,938	$10,703	$10,566
Jul 18	$9,934	$10,705	$10,566
Aug 18	$9,996	$10,774	$10,622
Sep 18	$9,929	$10,705	$10,560
Oct 18	$9,839	$10,620	$10,481
Nov 18	$9,932	$10,683	$10,572
Dec 18	$10,067	$10,880	$10,766
Jan 19	$10,159	$10,995	$10,854
Feb 19	$10,155	$10,989	$10,847
Mar 19	$10,272	$11,200	$10,991
Apr 19	$10,269	$11,203	$10,981
May 19	$10,387	$11,402	$11,118
Jun 19	$10,504	$11,545	$11,208
Jul 19	$10,554	$11,570	$11,243
Aug 19	$10,636	$11,870	$11,334
Sep 19	$10,650	$11,807	$11,335
Oct 19	$10,688	$11,842	$11,383
Nov 19	$10,680	$11,836	$11,381
Dec 19	$10,689	$11,828	$11,396
Jan 20	$10,716	$12,056	$11,451
Feb 20	$10,791	$12,273	$11,555
Mar 20	$10,888	$12,200	$11,742
Apr 20	$11,022	$12,417	$11,813
May 20	$11,051	$12,475	$11,826
Jun 20	$11,048	$12,554	$11,810
Jul 20	$11,043	$12,741	$11,781
Aug 20	$11,054	$12,638	$11,774
Sep 20	$11,034	$12,632	$11,773
Oct 20	$11,067	$12,575	$11,774
Nov 20	$11,090	$12,698	$11,794
Dec 20	$11,109	$12,716	$11,815
Jan 21	$11,130	$12,625	$11,795
Feb 21	$11,100	$12,443	$11,728
Mar 21	$11,070	$12,287	$11,700
Apr 21	$11,110	$12,384	$11,741
May 21	$11,053	$12,425	$11,702
Jun 21	$11,033	$12,512	$11,698
Jul 21	$11,057	$12,652	$11,733
Aug 21	$11,056	$12,628	$11,722
Sep 21	$11,059	$12,518	$11,698
Oct 21	$11,002	$12,515	$11,660
Nov 21	$10,978	$12,552	$11,655
Dec 21	$10,956	$12,520	$11,644
Jan 22	$10,812	$12,250	$11,503
Feb 22	$10,729	$12,114	$11,437
Mar 22	$10,423	$11,777	$11,161
Apr 22	$10,024	$11,330	$10,800
May 22	$10,163	$11,403	$10,924
Jun 22	$9,971	$11,224	$10,727
Jul 22	$10,291	$11,498	$11,073
Aug 22	$9,978	$11,174	$10,728
Sep 22	$9,413	$10,691	$10,178
Oct 22	$9,290	$10,552	$10,093
Nov 22	$9,685	$10,940	$10,471
Dec 22	$9,564	$10,891	$10,391
Jan 23	$9,863	$11,226	$10,733
Feb 23	$9,633	$10,936	$10,464
Mar 23	$9,814	$11,214	$10,661
Apr 23	$9,861	$11,282	$10,722
May 23	$9,787	$11,159	$10,639
Jun 23	$9,725	$11,119	$10,607
Jul 23	$9,726	$11,111	$10,610
Aug 23	$9,657	$11,040	$10,533
Sep 23	$9,352	$10,760	$10,207
Oct 23	$9,171	$10,590	$10,012
Nov 23	$9,632	$11,069	$10,513
Dec 23	$10,031	$11,493	$10,953
Jan 24	$9,995	$11,462	$10,900
Feb 24	$9,847	$11,300	$10,723
Mar 24	$9,937	$11,404	$10,837
Apr 24	$9,654	$11,116	$10,545
May 24	$9,826	$11,304	$10,732
Jun 24	$9,920	$11,411	$10,842
Jul 24	$10,164	$11,678	$11,105
Aug 24	$10,336	$11,846	$11,271
Sep 24	$10,443	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.68%	(0.39)%	0.85%
Investor A Shares (with sales charge)...
	7.21	(1.20)	0.43
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 281,260,262
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 627,060
InvestmentCompanyPortfolioTurnover	1338.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202296
Shareholder Report [Line Items]
Fund Name	BlackRock GNMA Portfolio
Class Name	Investor C Shares
Trading Symbol	BGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$150	1.43%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 10.88%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,083	$10,098	$10,098
Nov 14	$10,125	$10,170	$10,151
Dec 14	$10,126	$10,179	$10,160
Jan 15	$10,157	$10,393	$10,206
Feb 15	$10,148	$10,295	$10,195
Mar 15	$10,157	$10,343	$10,236
Apr 15	$10,174	$10,306	$10,257
May 15	$10,161	$10,281	$10,246
Jun 15	$10,087	$10,169	$10,172
Jul 15	$10,110	$10,240	$10,230
Aug 15	$10,083	$10,225	$10,227
Sep 15	$10,132	$10,294	$10,285
Oct 15	$10,148	$10,296	$10,303
Nov 15	$10,133	$10,269	$10,295
Dec 15	$10,118	$10,235	$10,302
Jan 16	$10,216	$10,376	$10,421
Feb 16	$10,242	$10,450	$10,455
Mar 16	$10,267	$10,546	$10,482
Apr 16	$10,273	$10,586	$10,494
May 16	$10,287	$10,589	$10,507
Jun 16	$10,343	$10,779	$10,576
Jul 16	$10,347	$10,847	$10,599
Aug 16	$10,351	$10,835	$10,616
Sep 16	$10,366	$10,829	$10,643
Oct 16	$10,349	$10,746	$10,629
Nov 16	$10,196	$10,492	$10,464
Dec 16	$10,170	$10,506	$10,462
Jan 17	$10,155	$10,527	$10,450
Feb 17	$10,194	$10,598	$10,496
Mar 17	$10,176	$10,592	$10,492
Apr 17	$10,213	$10,674	$10,543
May 17	$10,262	$10,756	$10,608
Jun 17	$10,185	$10,745	$10,555
Jul 17	$10,227	$10,792	$10,602
Aug 17	$10,282	$10,888	$10,665
Sep 17	$10,263	$10,836	$10,654
Oct 17	$10,252	$10,843	$10,649
Nov 17	$10,217	$10,829	$10,633
Dec 17	$10,208	$10,879	$10,657
Jan 18	$10,076	$10,753	$10,540
Feb 18	$10,001	$10,651	$10,454
Mar 18	$10,041	$10,720	$10,521
Apr 18	$10,008	$10,640	$10,478
May 18	$10,062	$10,716	$10,557
Jun 18	$10,063	$10,703	$10,566
Jul 18	$10,052	$10,705	$10,566
Aug 18	$10,108	$10,774	$10,622
Sep 18	$10,034	$10,705	$10,560
Oct 18	$9,936	$10,620	$10,481
Nov 18	$10,024	$10,683	$10,572
Dec 18	$10,154	$10,880	$10,766
Jan 19	$10,231	$10,995	$10,854
Feb 19	$10,231	$10,989	$10,847
Mar 19	$10,343	$11,200	$10,991
Apr 19	$10,334	$11,203	$10,981
May 19	$10,446	$11,402	$11,118
Jun 19	$10,558	$11,545	$11,208
Jul 19	$10,589	$11,570	$11,243
Aug 19	$10,665	$11,870	$11,334
Sep 19	$10,685	$11,807	$11,335
Oct 19	$10,704	$11,842	$11,383
Nov 19	$10,701	$11,836	$11,381
Dec 19	$10,703	$11,828	$11,396
Jan 20	$10,724	$12,056	$11,451
Feb 20	$10,780	$12,273	$11,555
Mar 20	$10,882	$12,200	$11,742
Apr 20	$11,010	$12,417	$11,813
May 20	$11,032	$12,475	$11,826
Jun 20	$11,022	$12,554	$11,810
Jul 20	$10,998	$12,741	$11,781
Aug 20	$11,003	$12,638	$11,774
Sep 20	$10,987	$12,632	$11,773
Oct 20	$11,001	$12,575	$11,774
Nov 20	$11,029	$12,698	$11,794
Dec 20	$11,041	$12,716	$11,815
Jan 21	$11,055	$12,625	$11,795
Feb 21	$11,019	$12,443	$11,728
Mar 21	$10,981	$12,287	$11,700
Apr 21	$11,014	$12,384	$11,741
May 21	$10,951	$12,425	$11,702
Jun 21	$10,924	$12,512	$11,698
Jul 21	$10,940	$12,652	$11,733
Aug 21	$10,932	$12,628	$11,722
Sep 21	$10,929	$12,518	$11,698
Oct 21	$10,865	$12,515	$11,660
Nov 21	$10,835	$12,552	$11,655
Dec 21	$10,806	$12,520	$11,644
Jan 22	$10,656	$12,250	$11,503
Feb 22	$10,568	$12,114	$11,437
Mar 22	$10,259	$11,777	$11,161
Apr 22	$9,859	$11,330	$10,800
May 22	$9,989	$11,403	$10,924
Jun 22	$9,794	$11,224	$10,727
Jul 22	$10,103	$11,498	$11,073
Aug 22	$9,788	$11,174	$10,728
Sep 22	$9,225	$10,691	$10,178
Oct 22	$9,105	$10,552	$10,093
Nov 22	$9,491	$10,940	$10,471
Dec 22	$9,373	$10,891	$10,391
Jan 23	$9,666	$11,226	$10,733
Feb 23	$9,440	$10,936	$10,464
Mar 23	$9,618	$11,214	$10,661
Apr 23	$9,664	$11,282	$10,722
May 23	$9,591	$11,159	$10,639
Jun 23	$9,530	$11,119	$10,607
Jul 23	$9,532	$11,111	$10,610
Aug 23	$9,464	$11,040	$10,533
Sep 23	$9,165	$10,760	$10,207
Oct 23	$8,988	$10,590	$10,012
Nov 23	$9,440	$11,069	$10,513
Dec 23	$9,831	$11,493	$10,953
Jan 24	$9,796	$11,462	$10,900
Feb 24	$9,650	$11,300	$10,723
Mar 24	$9,738	$11,404	$10,837
Apr 24	$9,462	$11,116	$10,545
May 24	$9,630	$11,304	$10,732
Jun 24	$9,722	$11,411	$10,842
Jul 24	$9,961	$11,678	$11,105
Aug 24	$10,129	$11,846	$11,271
Sep 24	$10,235	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.88%	(1.12)%	0.23%
Investor C Shares (with sales charge)...
	9.88	(1.12)	0.23
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 281,260,262
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 627,060
InvestmentCompanyPortfolioTurnover	1338.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202298
Shareholder Report [Line Items]
Fund Name	BlackRock GNMA Portfolio
Class Name	Class K Shares
Trading Symbol	BBGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GNMA Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.07%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg GNMA Total Return Index Value Unhedged USD returned 11.49%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency mortgage derivatives, such as interest-only and principal-only instruments along with fixed rate agency collateralized mortgage obligations led positive contributions to performance. Security selection and relative value trades within the agency mortgage-backed securities sector also added to the Fund’s performance. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Interest rate-based strategies detracted the most from the Fund’s return, most notably in the last quarter of 2023. Specifically, the Fund’s above-benchmark positioning with respect to duration and corresponding interest rate sensitivity weighed on performance as rates moved higher after the U.S. Federal Reserve’s surprisingly hawkish September 20, 2023 meeting.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 14	$10,104	$10,098	$10,098
Nov 14	$10,156	$10,170	$10,151
Dec 14	$10,166	$10,179	$10,160
Jan 15	$10,207	$10,393	$10,206
Feb 15	$10,207	$10,295	$10,195
Mar 15	$10,226	$10,343	$10,236
Apr 15	$10,253	$10,306	$10,257
May 15	$10,249	$10,281	$10,246
Jun 15	$10,184	$10,169	$10,172
Jul 15	$10,217	$10,240	$10,230
Aug 15	$10,199	$10,225	$10,227
Sep 15	$10,258	$10,294	$10,285
Oct 15	$10,284	$10,296	$10,303
Nov 15	$10,279	$10,269	$10,295
Dec 15	$10,273	$10,235	$10,302
Jan 16	$10,383	$10,376	$10,421
Feb 16	$10,419	$10,450	$10,455
Mar 16	$10,455	$10,546	$10,482
Apr 16	$10,470	$10,586	$10,494
May 16	$10,495	$10,589	$10,507
Jun 16	$10,561	$10,779	$10,576
Jul 16	$10,576	$10,847	$10,599
Aug 16	$10,590	$10,835	$10,616
Sep 16	$10,614	$10,829	$10,643
Oct 16	$10,606	$10,746	$10,629
Nov 16	$10,459	$10,492	$10,464
Dec 16	$10,441	$10,506	$10,462
Jan 17	$10,435	$10,527	$10,450
Feb 17	$10,483	$10,598	$10,496
Mar 17	$10,474	$10,592	$10,492
Apr 17	$10,532	$10,674	$10,543
May 17	$10,581	$10,756	$10,608
Jun 17	$10,511	$10,745	$10,555
Jul 17	$10,563	$10,792	$10,602
Aug 17	$10,629	$10,888	$10,665
Sep 17	$10,619	$10,836	$10,654
Oct 17	$10,617	$10,843	$10,649
Nov 17	$10,590	$10,829	$10,633
Dec 17	$10,590	$10,879	$10,657
Jan 18	$10,473	$10,753	$10,540
Feb 18	$10,391	$10,651	$10,454
Mar 18	$10,443	$10,720	$10,521
Apr 18	$10,417	$10,640	$10,478
May 18	$10,494	$10,716	$10,557
Jun 18	$10,492	$10,703	$10,566
Jul 18	$10,490	$10,705	$10,566
Aug 18	$10,558	$10,774	$10,622
Sep 18	$10,489	$10,705	$10,560
Oct 18	$10,396	$10,620	$10,481
Nov 18	$10,498	$10,683	$10,572
Dec 18	$10,643	$10,880	$10,766
Jan 19	$10,745	$10,995	$10,854
Feb 19	$10,742	$10,989	$10,847
Mar 19	$10,869	$11,200	$10,991
Apr 19	$10,869	$11,203	$10,981
May 19	$10,997	$11,402	$11,118
Jun 19	$11,125	$11,545	$11,208
Jul 19	$11,180	$11,570	$11,243
Aug 19	$11,258	$11,870	$11,334
Sep 19	$11,288	$11,807	$11,335
Oct 19	$11,319	$11,842	$11,383
Nov 19	$11,325	$11,836	$11,381
Dec 19	$11,338	$11,828	$11,396
Jan 20	$11,369	$12,056	$11,451
Feb 20	$11,451	$12,273	$11,555
Mar 20	$11,558	$12,200	$11,742
Apr 20	$11,704	$12,417	$11,813
May 20	$11,737	$12,475	$11,826
Jun 20	$11,737	$12,554	$11,810
Jul 20	$11,722	$12,741	$11,781
Aug 20	$11,737	$12,638	$11,774
Sep 20	$11,730	$12,632	$11,773
Oct 20	$11,769	$12,575	$11,774
Nov 20	$11,795	$12,698	$11,794
Dec 20	$11,819	$12,716	$11,815
Jan 21	$11,844	$12,625	$11,795
Feb 21	$11,815	$12,443	$11,728
Mar 21	$11,785	$12,287	$11,700
Apr 21	$11,831	$12,384	$11,741
May 21	$11,773	$12,425	$11,702
Jun 21	$11,755	$12,512	$11,698
Jul 21	$11,783	$12,652	$11,733
Aug 21	$11,784	$12,628	$11,722
Sep 21	$11,791	$12,518	$11,698
Oct 21	$11,732	$12,515	$11,660
Nov 21	$11,710	$12,552	$11,655
Dec 21	$11,688	$12,520	$11,644
Jan 22	$11,536	$12,250	$11,503
Feb 22	$11,450	$12,114	$11,437
Mar 22	$11,124	$11,777	$11,161
Apr 22	$10,710	$11,330	$10,800
May 22	$10,849	$11,403	$10,924
Jun 22	$10,645	$11,224	$10,727
Jul 22	$11,005	$11,498	$11,073
Aug 22	$10,670	$11,174	$10,728
Sep 22	$10,064	$10,691	$10,178
Oct 22	$9,947	$10,552	$10,093
Nov 22	$10,362	$10,940	$10,471
Dec 22	$10,234	$10,891	$10,391
Jan 23	$10,558	$11,226	$10,733
Feb 23	$10,313	$10,936	$10,464
Mar 23	$10,510	$11,214	$10,661
Apr 23	$10,563	$11,282	$10,722
May 23	$10,486	$11,159	$10,639
Jun 23	$10,422	$11,119	$10,607
Jul 23	$10,426	$11,111	$10,610
Aug 23	$10,353	$11,040	$10,533
Sep 23	$10,026	$10,760	$10,207
Oct 23	$9,846	$10,590	$10,012
Nov 23	$10,333	$11,069	$10,513
Dec 23	$10,768	$11,493	$10,953
Jan 24	$10,731	$11,462	$10,900
Feb 24	$10,586	$11,300	$10,723
Mar 24	$10,672	$11,404	$10,837
Apr 24	$10,383	$11,116	$10,545
May 24	$10,571	$11,304	$10,732
Jun 24	$10,675	$11,411	$10,842
Jul 24	$10,928	$11,678	$11,105
Aug 24	$11,117	$11,846	$11,271
Sep 24	$11,236	$12,004	$11,380

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.07%	(0.09)%	1.17%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg GNMA Total Return Index Value Unhedged USD...
	11.49	0.08	1.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 281,260,262
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 627,060
InvestmentCompanyPortfolioTurnover	1338.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$281,260,262
Number of Portfolio Holdings...
645
Net Investment Advisory Fees...
$627,060
Portfolio Turnover Rate...
1,338%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 13, 2024, the Fund’s Board approved a proposal to change the name of BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about January 28, 2025.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
100.0%

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202277
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	BHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 15.65.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,097	$10,098	$10,119
Nov 14	$10,107	$10,152	$10,045
Dec 14	$9,926	$10,134	$9,900
Jan 15	$9,942	$10,327	$9,965
Feb 15	$10,182	$10,267	$10,206
Mar 15	$10,124	$10,309	$10,150
Apr 15	$10,257	$10,297	$10,273
May 15	$10,302	$10,279	$10,304
Jun 15	$10,154	$10,164	$10,150
Jul 15	$10,163	$10,224	$10,092
Aug 15	$10,014	$10,194	$9,915
Sep 15	$9,718	$10,233	$9,660
Oct 15	$9,971	$10,266	$9,925
Nov 15	$9,789	$10,229	$9,706
Dec 15	$9,525	$10,178	$9,461
Jan 16	$9,397	$10,290	$9,309
Feb 16	$9,438	$10,363	$9,363
Mar 16	$9,688	$10,490	$9,779
Apr 16	$10,005	$10,562	$10,161
May 16	$10,054	$10,570	$10,224
Jun 16	$10,077	$10,756	$10,318
Jul 16	$10,332	$10,844	$10,597
Aug 16	$10,547	$10,856	$10,819
Sep 16	$10,612	$10,859	$10,891
Oct 16	$10,623	$10,787	$10,933
Nov 16	$10,647	$10,544	$10,881
Dec 16	$10,852	$10,576	$11,082
Jan 17	$10,993	$10,613	$11,243
Feb 17	$11,157	$10,695	$11,406
Mar 17	$11,155	$10,691	$11,381
Apr 17	$11,267	$10,780	$11,512
May 17	$11,351	$10,863	$11,612
Jun 17	$11,360	$10,854	$11,628
Jul 17	$11,531	$10,908	$11,757
Aug 17	$11,511	$11,002	$11,752
Sep 17	$11,635	$10,963	$11,858
Oct 17	$11,689	$10,976	$11,908
Nov 17	$11,681	$10,960	$11,878
Dec 17	$11,741	$11,008	$11,914
Jan 18	$11,842	$10,902	$11,985
Feb 18	$11,725	$10,799	$11,883
Mar 18	$11,657	$10,853	$11,811
Apr 18	$11,741	$10,781	$11,888
May 18	$11,765	$10,840	$11,885
Jun 18	$11,773	$10,824	$11,933
Jul 18	$11,924	$10,847	$12,063
Aug 18	$11,982	$10,900	$12,152
Sep 18	$12,041	$10,853	$12,219
Oct 18	$11,804	$10,763	$12,024
Nov 18	$11,691	$10,811	$11,921
Dec 18	$11,406	$10,980	$11,665
Jan 19	$11,928	$11,132	$12,192
Feb 19	$12,126	$11,144	$12,395
Mar 19	$12,237	$11,345	$12,512
Apr 19	$12,426	$11,361	$12,690
May 19	$12,258	$11,535	$12,539
Jun 19	$12,562	$11,698	$12,825
Jul 19	$12,655	$11,733	$12,897
Aug 19	$12,748	$11,998	$12,949
Sep 19	$12,805	$11,946	$12,996
Oct 19	$12,847	$11,985	$13,032
Nov 19	$12,905	$11,982	$13,074
Dec 19	$13,151	$12,000	$13,336
Jan 20	$13,140	$12,216	$13,339
Feb 20	$12,941	$12,399	$13,151
Mar 20	$11,381	$12,156	$11,644
Apr 20	$11,920	$12,400	$12,171
May 20	$12,410	$12,516	$12,703
Jun 20	$12,486	$12,620	$12,824
Jul 20	$13,117	$12,842	$13,421
Aug 20	$13,226	$12,768	$13,551
Sep 20	$13,088	$12,745	$13,411
Oct 20	$13,162	$12,699	$13,477
Nov 20	$13,678	$12,865	$14,011
Dec 20	$13,916	$12,909	$14,275
Jan 21	$13,916	$12,828	$14,323
Feb 21	$14,005	$12,663	$14,375
Mar 21	$14,046	$12,515	$14,398
Apr 21	$14,209	$12,621	$14,553
May 21	$14,268	$12,669	$14,596
Jun 21	$14,490	$12,761	$14,791
Jul 21	$14,529	$12,889	$14,847
Aug 21	$14,604	$12,881	$14,924
Sep 21	$14,603	$12,771	$14,923
Oct 21	$14,586	$12,760	$14,896
Nov 21	$14,437	$12,776	$14,750
Dec 21	$14,734	$12,767	$15,026
Jan 22	$14,358	$12,487	$14,616
Feb 22	$14,221	$12,317	$14,467
Mar 22	$14,149	$11,986	$14,302
Apr 22	$13,655	$11,539	$13,794
May 22	$13,642	$11,603	$13,826
Jun 22	$12,723	$11,371	$12,895
Jul 22	$13,518	$11,657	$13,655
Aug 22	$13,195	$11,354	$13,341
Sep 22	$12,675	$10,865	$12,812
Oct 22	$13,017	$10,745	$13,145
Nov 22	$13,282	$11,146	$13,429
Dec 22	$13,198	$11,108	$13,346
Jan 23	$13,746	$11,453	$13,854
Feb 23	$13,534	$11,171	$13,678
Mar 23	$13,712	$11,434	$13,822
Apr 23	$13,847	$11,503	$13,961
May 23	$13,704	$11,384	$13,833
Jun 23	$13,948	$11,366	$14,064
Jul 23	$14,135	$11,378	$14,259
Aug 23	$14,178	$11,309	$14,300
Sep 23	$14,030	$11,040	$14,129
Oct 23	$13,864	$10,874	$13,964
Nov 23	$14,474	$11,363	$14,596
Dec 23	$14,988	$11,794	$15,140
Jan 24	$15,031	$11,766	$15,140
Feb 24	$15,095	$11,625	$15,184
Mar 24	$15,293	$11,739	$15,364
Apr 24	$15,191	$11,465	$15,219
May 24	$15,350	$11,655	$15,386
Jun 24	$15,506	$11,761	$15,532
Jul 24	$15,775	$12,028	$15,834
Aug 24	$16,024	$12,205	$16,092
Sep 24	$16,226	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	15.65%	4.85%	4.96%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202273
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Service Shares
Trading Symbol	BHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Service Shares returned 15.49.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Service Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,107	$10,098	$10,119
Nov 14	$10,102	$10,152	$10,045
Dec 14	$9,917	$10,134	$9,900
Jan 15	$9,931	$10,327	$9,965
Feb 15	$10,169	$10,267	$10,206
Mar 15	$10,121	$10,309	$10,150
Apr 15	$10,238	$10,297	$10,273
May 15	$10,281	$10,279	$10,304
Jun 15	$10,130	$10,164	$10,150
Jul 15	$10,136	$10,224	$10,092
Aug 15	$9,986	$10,194	$9,915
Sep 15	$9,687	$10,233	$9,660
Oct 15	$9,937	$10,266	$9,925
Nov 15	$9,753	$10,229	$9,706
Dec 15	$9,488	$10,178	$9,461
Jan 16	$9,372	$10,290	$9,309
Feb 16	$9,398	$10,363	$9,363
Mar 16	$9,644	$10,490	$9,779
Apr 16	$9,957	$10,562	$10,161
May 16	$10,018	$10,570	$10,224
Jun 16	$10,025	$10,756	$10,318
Jul 16	$10,277	$10,844	$10,597
Aug 16	$10,488	$10,856	$10,819
Sep 16	$10,549	$10,859	$10,891
Oct 16	$10,557	$10,787	$10,933
Nov 16	$10,592	$10,544	$10,881
Dec 16	$10,778	$10,576	$11,082
Jan 17	$10,915	$10,613	$11,243
Feb 17	$11,076	$10,695	$11,406
Mar 17	$11,071	$10,691	$11,381
Apr 17	$11,193	$10,780	$11,512
May 17	$11,274	$10,863	$11,612
Jun 17	$11,265	$10,854	$11,628
Jul 17	$11,432	$10,908	$11,757
Aug 17	$11,409	$11,002	$11,752
Sep 17	$11,530	$10,963	$11,858
Oct 17	$11,596	$10,976	$11,908
Nov 17	$11,585	$10,960	$11,878
Dec 17	$11,627	$11,008	$11,914
Jan 18	$11,724	$10,902	$11,985
Feb 18	$11,606	$10,799	$11,883
Mar 18	$11,550	$10,853	$11,811
Apr 18	$11,615	$10,781	$11,888
May 18	$11,637	$10,840	$11,885
Jun 18	$11,658	$10,824	$11,933
Jul 18	$11,789	$10,847	$12,063
Aug 18	$11,843	$10,900	$12,152
Sep 18	$11,898	$10,853	$12,219
Oct 18	$11,676	$10,763	$12,024
Nov 18	$11,562	$10,811	$11,921
Dec 18	$11,262	$10,980	$11,665
Jan 19	$11,775	$11,132	$12,192
Feb 19	$11,968	$11,144	$12,395
Mar 19	$12,074	$11,345	$12,512
Apr 19	$12,258	$11,361	$12,690
May 19	$12,106	$11,535	$12,539
Jun 19	$12,387	$11,698	$12,825
Jul 19	$12,476	$11,733	$12,897
Aug 19	$12,565	$11,998	$12,949
Sep 19	$12,618	$11,946	$12,996
Oct 19	$12,657	$11,985	$13,032
Nov 19	$12,729	$11,982	$13,074
Dec 19	$12,968	$12,000	$13,336
Jan 20	$12,938	$12,216	$13,339
Feb 20	$12,739	$12,399	$13,151
Mar 20	$11,217	$12,156	$11,644
Apr 20	$11,729	$12,400	$12,171
May 20	$12,226	$12,516	$12,703
Jun 20	$12,280	$12,620	$12,824
Jul 20	$12,898	$12,842	$13,421
Aug 20	$13,002	$12,768	$13,551
Sep 20	$12,881	$12,745	$13,411
Oct 20	$12,951	$12,699	$13,477
Nov 20	$13,437	$12,865	$14,011
Dec 20	$13,667	$12,909	$14,275
Jan 21	$13,664	$12,828	$14,323
Feb 21	$13,766	$12,663	$14,375
Mar 21	$13,803	$12,515	$14,398
Apr 21	$13,960	$12,621	$14,553
May 21	$14,015	$12,669	$14,596
Jun 21	$14,229	$12,761	$14,791
Jul 21	$14,246	$12,889	$14,847
Aug 21	$14,316	$12,881	$14,924
Sep 21	$14,312	$12,771	$14,923
Oct 21	$14,291	$12,760	$14,896
Nov 21	$14,142	$12,776	$14,750
Dec 21	$14,430	$12,767	$15,026
Jan 22	$14,057	$12,487	$14,616
Feb 22	$13,921	$12,317	$14,467
Mar 22	$13,846	$11,986	$14,302
Apr 22	$13,359	$11,539	$13,794
May 22	$13,343	$11,603	$13,826
Jun 22	$12,442	$11,371	$12,895
Jul 22	$13,216	$11,657	$13,655
Aug 22	$12,897	$11,354	$13,341
Sep 22	$12,386	$10,865	$12,812
Oct 22	$12,737	$10,745	$13,145
Nov 22	$12,974	$11,146	$13,429
Dec 22	$12,888	$11,108	$13,346
Jan 23	$13,421	$11,453	$13,854
Feb 23	$13,231	$11,171	$13,678
Mar 23	$13,401	$11,434	$13,822
Apr 23	$13,530	$11,503	$13,961
May 23	$13,368	$11,384	$13,833
Jun 23	$13,603	$11,366	$14,064
Jul 23	$13,783	$11,378	$14,259
Aug 23	$13,821	$11,309	$14,300
Sep 23	$13,674	$11,040	$14,129
Oct 23	$13,529	$10,874	$13,964
Nov 23	$14,121	$11,363	$14,596
Dec 23	$14,618	$11,794	$15,140
Jan 24	$14,636	$11,766	$15,140
Feb 24	$14,715	$11,625	$15,184
Mar 24	$14,905	$11,739	$15,364
Apr 24	$14,781	$11,465	$15,219
May 24	$14,954	$11,655	$15,386
Jun 24	$15,080	$11,761	$15,532
Jul 24	$15,360	$12,028	$15,834
Aug 24	$15,599	$12,205	$16,092
Sep 24	$15,792	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	15.49%	4.59%	4.67%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202275
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor A Shares
Trading Symbol	BHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 15.24.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$9,691	$10,098	$10,119
Nov 14	$9,698	$10,152	$10,045
Dec 14	$9,521	$10,134	$9,900
Jan 15	$9,534	$10,327	$9,965
Feb 15	$9,762	$10,267	$10,206
Mar 15	$9,704	$10,309	$10,150
Apr 15	$9,828	$10,297	$10,273
May 15	$9,869	$10,279	$10,304
Jun 15	$9,725	$10,164	$10,150
Jul 15	$9,731	$10,224	$10,092
Aug 15	$9,575	$10,194	$9,915
Sep 15	$9,289	$10,233	$9,660
Oct 15	$9,541	$10,266	$9,925
Nov 15	$9,364	$10,229	$9,706
Dec 15	$9,110	$10,178	$9,461
Jan 16	$8,985	$10,290	$9,309
Feb 16	$9,023	$10,363	$9,363
Mar 16	$9,258	$10,490	$9,779
Apr 16	$9,546	$10,562	$10,161
May 16	$9,604	$10,570	$10,224
Jun 16	$9,623	$10,756	$10,318
Jul 16	$9,864	$10,844	$10,597
Aug 16	$10,066	$10,856	$10,819
Sep 16	$10,125	$10,859	$10,891
Oct 16	$10,133	$10,787	$10,933
Nov 16	$10,153	$10,544	$10,881
Dec 16	$10,331	$10,576	$11,082
Jan 17	$10,476	$10,613	$11,243
Feb 17	$10,617	$10,695	$11,406
Mar 17	$10,625	$10,691	$11,381
Apr 17	$10,729	$10,780	$11,512
May 17	$10,806	$10,863	$11,612
Jun 17	$10,811	$10,854	$11,628
Jul 17	$10,957	$10,908	$11,757
Aug 17	$10,949	$11,002	$11,752
Sep 17	$11,065	$10,963	$11,858
Oct 17	$11,114	$10,976	$11,908
Nov 17	$11,103	$10,960	$11,878
Dec 17	$11,158	$11,008	$11,914
Jan 18	$11,250	$10,902	$11,985
Feb 18	$11,136	$10,799	$11,883
Mar 18	$11,068	$10,853	$11,811
Apr 18	$11,145	$10,781	$11,888
May 18	$11,151	$10,840	$11,885
Jun 18	$11,170	$10,824	$11,933
Jul 18	$11,310	$10,847	$12,063
Aug 18	$11,362	$10,900	$12,152
Sep 18	$11,413	$10,853	$12,219
Oct 18	$11,186	$10,763	$12,024
Nov 18	$11,076	$10,811	$11,921
Dec 18	$10,787	$10,980	$11,665
Jan 19	$11,295	$11,132	$12,192
Feb 19	$11,479	$11,144	$12,395
Mar 19	$11,565	$11,345	$12,512
Apr 19	$11,757	$11,361	$12,690
May 19	$11,594	$11,535	$12,539
Jun 19	$11,878	$11,698	$12,825
Jul 19	$11,963	$11,733	$12,897
Aug 19	$12,048	$11,998	$12,949
Sep 19	$12,099	$11,946	$12,996
Oct 19	$12,120	$11,985	$13,032
Nov 19	$12,188	$11,982	$13,074
Dec 19	$12,416	$12,000	$13,336
Jan 20	$12,403	$12,216	$13,339
Feb 20	$12,212	$12,399	$13,151
Mar 20	$10,737	$12,156	$11,644
Apr 20	$11,227	$12,400	$12,171
May 20	$11,702	$12,516	$12,703
Jun 20	$11,754	$12,620	$12,824
Jul 20	$12,346	$12,842	$13,421
Aug 20	$12,445	$12,768	$13,551
Sep 20	$12,329	$12,745	$13,411
Oct 20	$12,395	$12,699	$13,477
Nov 20	$12,860	$12,865	$14,011
Dec 20	$13,097	$12,909	$14,275
Jan 21	$13,094	$12,828	$14,323
Feb 21	$13,174	$12,663	$14,375
Mar 21	$13,209	$12,515	$14,398
Apr 21	$13,359	$12,621	$14,553
May 21	$13,410	$12,669	$14,596
Jun 21	$13,615	$12,761	$14,791
Jul 21	$13,631	$12,889	$14,847
Aug 21	$13,697	$12,881	$14,924
Sep 21	$13,693	$12,771	$14,923
Oct 21	$13,690	$12,760	$14,896
Nov 21	$13,529	$12,776	$14,750
Dec 21	$13,822	$12,767	$15,026
Jan 22	$13,447	$12,487	$14,616
Feb 22	$13,333	$12,317	$14,467
Mar 22	$13,262	$11,986	$14,302
Apr 22	$12,795	$11,539	$13,794
May 22	$12,761	$11,603	$13,826
Jun 22	$11,897	$11,371	$12,895
Jul 22	$12,637	$11,657	$13,655
Aug 22	$12,350	$11,354	$13,341
Sep 22	$11,841	$10,865	$12,812
Oct 22	$12,176	$10,745	$13,145
Nov 22	$12,421	$11,146	$13,429
Dec 22	$12,319	$11,108	$13,346
Jan 23	$12,828	$11,453	$13,854
Feb 23	$12,646	$11,171	$13,678
Mar 23	$12,808	$11,434	$13,822
Apr 23	$12,931	$11,503	$13,961
May 23	$12,793	$11,384	$13,833
Jun 23	$12,998	$11,366	$14,064
Jul 23	$13,188	$11,378	$14,259
Aug 23	$13,205	$11,309	$14,300
Sep 23	$13,083	$11,040	$14,129
Oct 23	$12,923	$10,874	$13,964
Nov 23	$13,489	$11,363	$14,596
Dec 23	$13,963	$11,794	$15,140
Jan 24	$13,999	$11,766	$15,140
Feb 24	$14,055	$11,625	$15,184
Mar 24	$14,235	$11,739	$15,364
Apr 24	$14,116	$11,465	$15,219
May 24	$14,280	$11,655	$15,386
Jun 24	$14,400	$11,761	$15,532
Jul 24	$14,666	$12,028	$15,834
Aug 24	$14,893	$12,205	$16,092
Sep 24	$15,077	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	15.24%	4.50%	4.62%
Investor A Shares (with sales charge)...
	10.64	3.65	4.19
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202276
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor C Shares
Trading Symbol	BHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$168	1.56%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 14.50.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,100	$10,098	$10,119
Nov 14	$10,101	$10,152	$10,045
Dec 14	$9,898	$10,134	$9,900
Jan 15	$9,918	$10,327	$9,965
Feb 15	$10,149	$10,267	$10,206
Mar 15	$10,082	$10,309	$10,150
Apr 15	$10,205	$10,297	$10,273
May 15	$10,241	$10,279	$10,304
Jun 15	$10,085	$10,164	$10,150
Jul 15	$10,084	$10,224	$10,092
Aug 15	$9,915	$10,194	$9,915
Sep 15	$9,626	$10,233	$9,660
Oct 15	$9,868	$10,266	$9,925
Nov 15	$9,679	$10,229	$9,706
Dec 15	$9,410	$10,178	$9,461
Jan 16	$9,276	$10,290	$9,309
Feb 16	$9,309	$10,363	$9,363
Mar 16	$9,546	$10,490	$9,779
Apr 16	$9,836	$10,562	$10,161
May 16	$9,889	$10,570	$10,224
Jun 16	$9,902	$10,756	$10,318
Jul 16	$10,144	$10,844	$10,597
Aug 16	$10,345	$10,856	$10,819
Sep 16	$10,400	$10,859	$10,891
Oct 16	$10,401	$10,787	$10,933
Nov 16	$10,415	$10,544	$10,881
Dec 16	$10,606	$10,576	$11,082
Jan 17	$10,733	$10,613	$11,243
Feb 17	$10,885	$10,695	$11,406
Mar 17	$10,872	$10,691	$11,381
Apr 17	$10,972	$10,780	$11,512
May 17	$11,044	$10,863	$11,612
Jun 17	$11,043	$10,854	$11,628
Jul 17	$11,199	$10,908	$11,757
Aug 17	$11,170	$11,002	$11,752
Sep 17	$11,281	$10,963	$11,858
Oct 17	$11,324	$10,976	$11,908
Nov 17	$11,307	$10,960	$11,878
Dec 17	$11,355	$11,008	$11,914
Jan 18	$11,443	$10,902	$11,985
Feb 18	$11,321	$10,799	$11,883
Mar 18	$11,245	$10,853	$11,811
Apr 18	$11,317	$10,781	$11,888
May 18	$11,316	$10,840	$11,885
Jun 18	$11,329	$10,824	$11,933
Jul 18	$11,464	$10,847	$12,063
Aug 18	$11,510	$10,900	$12,152
Sep 18	$11,556	$10,853	$12,219
Oct 18	$11,319	$10,763	$12,024
Nov 18	$11,201	$10,811	$11,921
Dec 18	$10,903	$10,980	$11,665
Jan 19	$11,409	$11,132	$12,192
Feb 19	$11,589	$11,144	$12,395
Mar 19	$11,668	$11,345	$12,512
Apr 19	$11,854	$11,361	$12,690
May 19	$11,684	$11,535	$12,539
Jun 19	$11,963	$11,698	$12,825
Jul 19	$12,041	$11,733	$12,897
Aug 19	$12,119	$11,998	$12,949
Sep 19	$12,163	$11,946	$12,996
Oct 19	$12,192	$11,985	$13,032
Nov 19	$12,238	$11,982	$13,074
Dec 19	$12,459	$12,000	$13,336
Jan 20	$12,439	$12,216	$13,339
Feb 20	$12,241	$12,399	$13,151
Mar 20	$10,757	$12,156	$11,644
Apr 20	$11,257	$12,400	$12,171
May 20	$11,710	$12,516	$12,703
Jun 20	$11,754	$12,620	$12,824
Jul 20	$12,355	$12,842	$13,421
Aug 20	$12,430	$12,768	$13,551
Sep 20	$12,307	$12,745	$13,411
Oct 20	$12,366	$12,699	$13,477
Nov 20	$12,839	$12,865	$14,011
Dec 20	$13,051	$12,909	$14,275
Jan 21	$13,041	$12,828	$14,323
Feb 21	$13,114	$12,663	$14,375
Mar 21	$13,140	$12,515	$14,398
Apr 21	$13,283	$12,621	$14,553
May 21	$13,326	$12,669	$14,596
Jun 21	$13,522	$12,761	$14,791
Jul 21	$13,548	$12,889	$14,847
Aug 21	$13,606	$12,881	$14,924
Sep 21	$13,595	$12,771	$14,923
Oct 21	$13,567	$12,760	$14,896
Nov 21	$13,418	$12,776	$14,750
Dec 21	$13,683	$12,767	$15,026
Jan 22	$13,305	$12,487	$14,616
Feb 22	$13,186	$12,317	$14,467
Mar 22	$13,108	$11,986	$14,302
Apr 22	$12,640	$11,539	$13,794
May 22	$12,617	$11,603	$13,826
Jun 22	$11,741	$11,371	$12,895
Jul 22	$12,464	$11,657	$13,655
Aug 22	$12,174	$11,354	$13,341
Sep 22	$11,666	$10,865	$12,812
Oct 22	$11,996	$10,745	$13,145
Nov 22	$12,237	$11,146	$13,429
Dec 22	$12,138	$11,108	$13,346
Jan 23	$12,639	$11,453	$13,854
Feb 23	$12,459	$11,171	$13,678
Mar 23	$12,619	$11,434	$13,822
Apr 23	$12,740	$11,503	$13,961
May 23	$12,605	$11,384	$13,833
Jun 23	$12,807	$11,366	$14,064
Jul 23	$12,994	$11,378	$14,259
Aug 23	$13,010	$11,309	$14,300
Sep 23	$12,890	$11,040	$14,129
Oct 23	$12,733	$10,874	$13,964
Nov 23	$13,290	$11,363	$14,596
Dec 23	$13,757	$11,794	$15,140
Jan 24	$13,793	$11,766	$15,140
Feb 24	$13,847	$11,625	$15,184
Mar 24	$14,025	$11,739	$15,364
Apr 24	$13,907	$11,465	$15,219
May 24	$14,069	$11,655	$15,386
Jun 24	$14,187	$11,761	$15,532
Jul 24	$14,450	$12,028	$15,834
Aug 24	$14,674	$12,205	$16,092
Sep 24	$14,855	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	14.50%	3.81%	4.04%
Investor C Shares (with sales charge)...
	13.50	3.81	4.04
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202279
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class K Shares
Trading Symbol	BRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 15.92.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,110	$10,098	$10,119
Nov 14	$10,121	$10,152	$10,045
Dec 14	$9,927	$10,134	$9,900
Jan 15	$9,944	$10,327	$9,965
Feb 15	$10,198	$10,267	$10,206
Mar 15	$10,140	$10,309	$10,150
Apr 15	$10,260	$10,297	$10,273
May 15	$10,306	$10,279	$10,304
Jun 15	$10,159	$10,164	$10,150
Jul 15	$10,181	$10,224	$10,092
Aug 15	$10,021	$10,194	$9,915
Sep 15	$9,725	$10,233	$9,660
Oct 15	$9,991	$10,266	$9,925
Nov 15	$9,810	$10,229	$9,706
Dec 15	$9,534	$10,178	$9,461
Jan 16	$9,420	$10,290	$9,309
Feb 16	$9,449	$10,363	$9,363
Mar 16	$9,713	$10,490	$9,779
Apr 16	$10,018	$10,562	$10,161
May 16	$10,082	$10,570	$10,224
Jun 16	$10,105	$10,756	$10,318
Jul 16	$10,348	$10,844	$10,597
Aug 16	$10,577	$10,856	$10,819
Sep 16	$10,628	$10,859	$10,891
Oct 16	$10,640	$10,787	$10,933
Nov 16	$10,678	$10,544	$10,881
Dec 16	$10,870	$10,576	$11,082
Jan 17	$11,011	$10,613	$11,243
Feb 17	$11,177	$10,695	$11,406
Mar 17	$11,175	$10,691	$11,381
Apr 17	$11,303	$10,780	$11,512
May 17	$11,388	$10,863	$11,612
Jun 17	$11,398	$10,854	$11,628
Jul 17	$11,556	$10,908	$11,757
Aug 17	$11,552	$11,002	$11,752
Sep 17	$11,663	$10,963	$11,858
Oct 17	$11,733	$10,976	$11,908
Nov 17	$11,726	$10,960	$11,878
Dec 17	$11,773	$11,008	$11,914
Jan 18	$11,875	$10,902	$11,985
Feb 18	$11,759	$10,799	$11,883
Mar 18	$11,706	$10,853	$11,811
Apr 18	$11,776	$10,781	$11,888
May 18	$11,802	$10,840	$11,885
Jun 18	$11,826	$10,824	$11,933
Jul 18	$11,979	$10,847	$12,063
Aug 18	$12,023	$10,900	$12,152
Sep 18	$12,098	$10,853	$12,219
Oct 18	$11,861	$10,763	$12,024
Nov 18	$11,749	$10,811	$11,921
Dec 18	$11,448	$10,980	$11,665
Jan 19	$11,974	$11,132	$12,192
Feb 19	$12,173	$11,144	$12,395
Mar 19	$12,285	$11,345	$12,512
Apr 19	$12,493	$11,361	$12,690
May 19	$12,325	$11,535	$12,539
Jun 19	$12,615	$11,698	$12,825
Jul 19	$12,709	$11,733	$12,897
Aug 19	$12,821	$11,998	$12,949
Sep 19	$12,862	$11,946	$12,996
Oct 19	$12,906	$11,985	$13,032
Nov 19	$12,983	$11,982	$13,074
Dec 19	$13,231	$12,000	$13,336
Jan 20	$13,205	$12,216	$13,339
Feb 20	$13,006	$12,399	$13,151
Mar 20	$11,456	$12,156	$11,644
Apr 20	$11,982	$12,400	$12,171
May 20	$12,493	$12,516	$12,703
Jun 20	$12,553	$12,620	$12,824
Jul 20	$13,189	$12,842	$13,421
Aug 20	$13,299	$12,768	$13,551
Sep 20	$13,179	$12,745	$13,411
Oct 20	$13,255	$12,699	$13,477
Nov 20	$13,757	$12,865	$14,011
Dec 20	$14,015	$12,909	$14,275
Jan 21	$13,999	$12,828	$14,323
Feb 21	$14,107	$12,663	$14,375
Mar 21	$14,149	$12,515	$14,398
Apr 21	$14,315	$12,621	$14,553
May 21	$14,375	$12,669	$14,596
Jun 21	$14,599	$12,761	$14,791
Jul 21	$14,621	$12,889	$14,847
Aug 21	$14,698	$12,881	$14,924
Sep 21	$14,698	$12,771	$14,923
Oct 21	$14,682	$12,760	$14,896
Nov 21	$14,533	$12,776	$14,750
Dec 21	$14,834	$12,767	$15,026
Jan 22	$14,456	$12,487	$14,616
Feb 22	$14,320	$12,317	$14,467
Mar 22	$14,248	$11,986	$14,302
Apr 22	$13,751	$11,539	$13,794
May 22	$13,739	$11,603	$13,826
Jun 22	$12,815	$11,371	$12,895
Jul 22	$13,616	$11,657	$13,655
Aug 22	$13,293	$11,354	$13,341
Sep 22	$12,769	$10,865	$12,812
Oct 22	$13,135	$10,745	$13,145
Nov 22	$13,384	$11,146	$13,429
Dec 22	$13,300	$11,108	$13,346
Jan 23	$13,854	$11,453	$13,854
Feb 23	$13,661	$11,171	$13,678
Mar 23	$13,822	$11,434	$13,822
Apr 23	$13,979	$11,503	$13,961
May 23	$13,816	$11,384	$13,833
Jun 23	$14,063	$11,366	$14,064
Jul 23	$14,253	$11,378	$14,259
Aug 23	$14,297	$11,309	$14,300
Sep 23	$14,149	$11,040	$14,129
Oct 23	$13,982	$10,874	$13,964
Nov 23	$14,599	$11,363	$14,596
Dec 23	$15,119	$11,794	$15,140
Jan 24	$15,164	$11,766	$15,140
Feb 24	$15,229	$11,625	$15,184
Mar 24	$15,453	$11,739	$15,364
Apr 24	$15,329	$11,465	$15,219
May 24	$15,513	$11,655	$15,386
Jun 24	$15,649	$11,761	$15,532
Jul 24	$15,944	$12,028	$15,834
Aug 24	$16,197	$12,205	$16,092
Sep 24	$16,403	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	15.92%	4.98%	5.07%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202278
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class R Shares
Trading Symbol	BHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 14.97.%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

Leveraged loans, investment-grade corporates, and high yield bonds made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, midstream energy, and healthcare.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 14	$10,104	$10,098	$10,119
Nov 14	$10,109	$10,152	$10,045
Dec 14	$9,909	$10,134	$9,900
Jan 15	$9,933	$10,327	$9,965
Feb 15	$10,168	$10,267	$10,206
Mar 15	$10,104	$10,309	$10,150
Apr 15	$10,231	$10,297	$10,273
May 15	$10,271	$10,279	$10,304
Jun 15	$10,118	$10,164	$10,150
Jul 15	$10,122	$10,224	$10,092
Aug 15	$9,956	$10,194	$9,915
Sep 15	$9,669	$10,233	$9,660
Oct 15	$9,915	$10,266	$9,925
Nov 15	$9,729	$10,229	$9,706
Dec 15	$9,462	$10,178	$9,461
Jan 16	$9,330	$10,290	$9,309
Feb 16	$9,367	$10,363	$9,363
Mar 16	$9,609	$10,490	$9,779
Apr 16	$9,905	$10,562	$10,161
May 16	$9,962	$10,570	$10,224
Jun 16	$9,978	$10,756	$10,318
Jul 16	$10,226	$10,844	$10,597
Aug 16	$10,433	$10,856	$10,819
Sep 16	$10,491	$10,859	$10,891
Oct 16	$10,496	$10,787	$10,933
Nov 16	$10,514	$10,544	$10,881
Dec 16	$10,710	$10,576	$11,082
Jan 17	$10,843	$10,613	$11,243
Feb 17	$11,000	$10,695	$11,406
Mar 17	$10,991	$10,691	$11,381
Apr 17	$11,096	$10,780	$11,512
May 17	$11,172	$10,863	$11,612
Jun 17	$11,175	$10,854	$11,628
Jul 17	$11,338	$10,908	$11,757
Aug 17	$11,312	$11,002	$11,752
Sep 17	$11,429	$10,963	$11,858
Oct 17	$11,476	$10,976	$11,908
Nov 17	$11,462	$10,960	$11,878
Dec 17	$11,516	$11,008	$11,914
Jan 18	$11,609	$10,902	$11,985
Feb 18	$11,488	$10,799	$11,883
Mar 18	$11,416	$10,853	$11,811
Apr 18	$11,492	$10,781	$11,888
May 18	$11,494	$10,840	$11,885
Jun 18	$11,511	$10,824	$11,933
Jul 18	$11,652	$10,847	$12,063
Aug 18	$11,702	$10,900	$12,152
Sep 18	$11,752	$10,853	$12,219
Oct 18	$11,515	$10,763	$12,024
Nov 18	$11,399	$10,811	$11,921
Dec 18	$11,099	$10,980	$11,665
Jan 19	$11,618	$11,132	$12,192
Feb 19	$11,805	$11,144	$12,395
Mar 19	$11,891	$11,345	$12,512
Apr 19	$12,085	$11,361	$12,690
May 19	$11,915	$11,535	$12,539
Jun 19	$12,204	$11,698	$12,825
Jul 19	$12,288	$11,733	$12,897
Aug 19	$12,373	$11,998	$12,949
Sep 19	$12,421	$11,946	$12,996
Oct 19	$12,456	$11,985	$13,032
Nov 19	$12,507	$11,982	$13,074
Dec 19	$12,738	$12,000	$13,336
Jan 20	$12,723	$12,216	$13,339
Feb 20	$12,524	$12,399	$13,151
Mar 20	$11,008	$12,156	$11,644
Apr 20	$11,525	$12,400	$12,171
May 20	$11,993	$12,516	$12,703
Jun 20	$12,044	$12,620	$12,824
Jul 20	$12,665	$12,842	$13,421
Aug 20	$12,747	$12,768	$13,551
Sep 20	$12,625	$12,745	$13,411
Oct 20	$12,690	$12,699	$13,477
Nov 20	$13,181	$12,865	$14,011
Dec 20	$13,404	$12,909	$14,275
Jan 21	$13,398	$12,828	$14,323
Feb 21	$13,477	$12,663	$14,375
Mar 21	$13,510	$12,515	$14,398
Apr 21	$13,661	$12,621	$14,553
May 21	$13,711	$12,669	$14,596
Jun 21	$13,917	$12,761	$14,791
Jul 21	$13,948	$12,889	$14,847
Aug 21	$14,013	$12,881	$14,924
Sep 21	$14,006	$12,771	$14,923
Oct 21	$13,982	$12,760	$14,896
Nov 21	$13,833	$12,776	$14,750
Dec 21	$14,111	$12,767	$15,026
Jan 22	$13,726	$12,487	$14,616
Feb 22	$13,607	$12,317	$14,467
Mar 22	$13,531	$11,986	$14,302
Apr 22	$13,052	$11,539	$13,794
May 22	$13,033	$11,603	$13,826
Jun 22	$12,131	$11,371	$12,895
Jul 22	$12,884	$11,657	$13,655
Aug 22	$12,588	$11,354	$13,341
Sep 22	$12,067	$10,865	$12,812
Oct 22	$12,406	$10,745	$13,145
Nov 22	$12,652	$11,146	$13,429
Dec 22	$12,547	$11,108	$13,346
Jan 23	$13,062	$11,453	$13,854
Feb 23	$12,874	$11,171	$13,678
Mar 23	$13,037	$11,434	$13,822
Apr 23	$13,159	$11,503	$13,961
May 23	$13,017	$11,384	$13,833
Jun 23	$13,242	$11,366	$14,064
Jul 23	$13,413	$11,378	$14,259
Aug 23	$13,447	$11,309	$14,300
Sep 23	$13,300	$11,040	$14,129
Oct 23	$13,135	$10,874	$13,964
Nov 23	$13,707	$11,363	$14,596
Dec 23	$14,187	$11,794	$15,140
Jan 24	$14,220	$11,766	$15,140
Feb 24	$14,274	$11,625	$15,184
Mar 24	$14,455	$11,739	$15,364
Apr 24	$14,330	$11,465	$15,219
May 24	$14,494	$11,655	$15,386
Jun 24	$14,634	$11,761	$15,532
Jul 24	$14,880	$12,028	$15,834
Aug 24	$15,107	$12,205	$16,092
Sep 24	$15,291	$12,373	$16,352

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	14.97%	4.24%	4.34%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	4.70	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 25,416,417,061
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 86,090,967
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,416,417,061
Number of Portfolio Holdings...
1,583
Net Investment Advisory Fees...
$86,090,967
Portfolio Turnover Rate...
74%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
84.5%
Floating Rate Loan Interests...
8.2
Investment Companies...
4.5
Preferred Securities...
1.2
Fixed Rate Loan Interests...
1.0
Common Stocks...
0.4
Foreign Agency Obligations...
0.1
Asset-Backed Securities...
0.1
Other Interests...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.4
BB/Ba...
36.9
B...
43.5
CCC/Caa...
8.1
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On May 3, 2024, the Fund’s Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. These changes became effective on August 5, 2024.

C000202303
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Institutional Shares
Trading Symbol	PNIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.15%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,065	$10,098	$10,097
Nov 14	$10,140	$10,170	$10,163
Dec 14	$10,161	$10,179	$10,179
Jan 15	$10,333	$10,393	$10,265
Feb 15	$10,254	$10,295	$10,248
Mar 15	$10,307	$10,343	$10,286
Apr 15	$10,277	$10,306	$10,291
May 15	$10,247	$10,281	$10,288
Jun 15	$10,160	$10,169	$10,210
Jul 15	$10,225	$10,240	$10,274
Aug 15	$10,214	$10,225	$10,283
Sep 15	$10,271	$10,294	$10,343
Oct 15	$10,271	$10,296	$10,350
Nov 15	$10,235	$10,269	$10,336
Dec 15	$10,217	$10,235	$10,332
Jan 16	$10,372	$10,376	$10,466
Feb 16	$10,438	$10,450	$10,505
Mar 16	$10,476	$10,546	$10,536
Apr 16	$10,486	$10,586	$10,554
May 16	$10,485	$10,589	$10,567
Jun 16	$10,650	$10,779	$10,653
Jul 16	$10,676	$10,847	$10,675
Aug 16	$10,642	$10,835	$10,687
Sep 16	$10,657	$10,829	$10,717
Oct 16	$10,584	$10,746	$10,688
Nov 16	$10,383	$10,492	$10,505
Dec 16	$10,373	$10,506	$10,505
Jan 17	$10,384	$10,527	$10,502
Feb 17	$10,444	$10,598	$10,552
Mar 17	$10,435	$10,592	$10,555
Apr 17	$10,495	$10,674	$10,624
May 17	$10,564	$10,756	$10,690
Jun 17	$10,544	$10,745	$10,647
Jul 17	$10,562	$10,792	$10,695
Aug 17	$10,651	$10,888	$10,773
Sep 17	$10,599	$10,836	$10,749
Oct 17	$10,579	$10,843	$10,745
Nov 17	$10,561	$10,829	$10,730
Dec 17	$10,574	$10,879	$10,765
Jan 18	$10,460	$10,753	$10,639
Feb 18	$10,386	$10,651	$10,569
Mar 18	$10,455	$10,720	$10,637
Apr 18	$10,392	$10,640	$10,583
May 18	$10,484	$10,716	$10,657
Jun 18	$10,484	$10,703	$10,662
Jul 18	$10,445	$10,705	$10,651
Aug 18	$10,520	$10,774	$10,716
Sep 18	$10,421	$10,705	$10,650
Oct 18	$10,362	$10,620	$10,583
Nov 18	$10,458	$10,683	$10,678
Dec 18	$10,630	$10,880	$10,872
Jan 19	$10,706	$10,995	$10,958
Feb 19	$10,687	$10,989	$10,948
Mar 19	$10,871	$11,200	$11,107
Apr 19	$10,845	$11,203	$11,101
May 19	$11,040	$11,402	$11,244
Jun 19	$11,159	$11,545	$11,325
Jul 19	$11,171	$11,570	$11,371
Aug 19	$11,407	$11,870	$11,472
Sep 19	$11,344	$11,807	$11,480
Oct 19	$11,365	$11,842	$11,521
Nov 19	$11,354	$11,836	$11,530
Dec 19	$11,356	$11,828	$11,562
Jan 20	$11,526	$12,056	$11,643
Feb 20	$11,728	$12,273	$11,764
Mar 20	$11,900	$12,200	$11,888
Apr 20	$12,019	$12,417	$11,964
May 20	$12,024	$12,475	$11,978
Jun 20	$12,053	$12,554	$11,967
Jul 20	$12,146	$12,741	$11,989
Aug 20	$12,097	$12,638	$11,993
Sep 20	$12,107	$12,632	$11,980
Oct 20	$12,078	$12,575	$11,976
Nov 20	$12,104	$12,698	$11,984
Dec 20	$12,114	$12,716	$12,010
Jan 21	$12,077	$12,625	$12,019
Feb 21	$11,948	$12,443	$11,939
Mar 21	$11,832	$12,287	$11,878
Apr 21	$11,905	$12,384	$11,943
May 21	$11,909	$12,425	$11,922
Jun 21	$11,948	$12,512	$11,917
Jul 21	$12,040	$12,652	$11,992
Aug 21	$12,030	$12,628	$11,972
Sep 21	$11,967	$12,518	$11,929
Oct 21	$11,945	$12,515	$11,906
Nov 21	$11,990	$12,552	$11,895
Dec 21	$11,959	$12,520	$11,885
Jan 22	$11,763	$12,250	$11,708
Feb 22	$11,645	$12,114	$11,595
Mar 22	$11,305	$11,777	$11,294
Apr 22	$10,933	$11,330	$10,897
May 22	$10,994	$11,403	$11,018
Jun 22	$10,855	$11,224	$10,841
Jul 22	$11,088	$11,498	$11,190
Aug 22	$10,755	$11,174	$10,807
Sep 22	$10,199	$10,691	$10,261
Oct 22	$10,038	$10,552	$10,115
Nov 22	$10,464	$10,940	$10,527
Dec 22	$10,381	$10,891	$10,481
Jan 23	$10,729	$11,226	$10,826
Feb 23	$10,476	$10,936	$10,540
Mar 23	$10,679	$11,214	$10,746
Apr 23	$10,732	$11,282	$10,801
May 23	$10,645	$11,159	$10,722
Jun 23	$10,584	$11,119	$10,676
Jul 23	$10,558	$11,111	$10,668
Aug 23	$10,473	$11,040	$10,581
Sep 23	$10,132	$10,760	$10,244
Oct 23	$9,896	$10,590	$10,032
Nov 23	$10,419	$11,069	$10,555
Dec 23	$10,871	$11,493	$11,010
Jan 24	$10,817	$11,462	$10,959
Feb 24	$10,646	$11,300	$10,781
Mar 24	$10,748	$11,404	$10,895
Apr 24	$10,416	$11,116	$10,565
May 24	$10,631	$11,304	$10,776
Jun 24	$10,760	$11,411	$10,902
Jul 24	$11,046	$11,678	$11,190
Aug 24	$11,227	$11,846	$11,370
Sep 24	$11,363	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	12.15%	0.03%	1.29%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 296,525,566
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 744,678
InvestmentCompanyPortfolioTurnover	2235.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

C000202301
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Investor A Shares
Trading Symbol	CIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.85%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$9,660	$10,098	$10,097
Nov 14	$9,720	$10,170	$10,163
Dec 14	$9,739	$10,179	$10,179
Jan 15	$9,910	$10,393	$10,265
Feb 15	$9,832	$10,295	$10,248
Mar 15	$9,881	$10,343	$10,286
Apr 15	$9,849	$10,306	$10,291
May 15	$9,819	$10,281	$10,288
Jun 15	$9,724	$10,169	$10,210
Jul 15	$9,794	$10,240	$10,274
Aug 15	$9,780	$10,225	$10,283
Sep 15	$9,832	$10,294	$10,343
Oct 15	$9,820	$10,296	$10,350
Nov 15	$9,783	$10,269	$10,336
Dec 15	$9,764	$10,235	$10,332
Jan 16	$9,909	$10,376	$10,466
Feb 16	$9,969	$10,450	$10,505
Mar 16	$10,003	$10,546	$10,536
Apr 16	$10,010	$10,586	$10,554
May 16	$10,015	$10,589	$10,567
Jun 16	$10,160	$10,779	$10,653
Jul 16	$10,182	$10,847	$10,675
Aug 16	$10,157	$10,835	$10,687
Sep 16	$10,168	$10,829	$10,717
Oct 16	$10,096	$10,746	$10,688
Nov 16	$9,893	$10,492	$10,505
Dec 16	$9,882	$10,506	$10,505
Jan 17	$9,900	$10,527	$10,502
Feb 17	$9,945	$10,598	$10,552
Mar 17	$9,945	$10,592	$10,555
Apr 17	$9,999	$10,674	$10,624
May 17	$10,063	$10,756	$10,690
Jun 17	$10,032	$10,745	$10,647
Jul 17	$10,057	$10,792	$10,695
Aug 17	$10,130	$10,888	$10,773
Sep 17	$10,078	$10,836	$10,749
Oct 17	$10,057	$10,843	$10,745
Nov 17	$10,038	$10,829	$10,730
Dec 17	$10,049	$10,879	$10,765
Jan 18	$9,939	$10,753	$10,639
Feb 18	$9,876	$10,651	$10,569
Mar 18	$9,930	$10,720	$10,637
Apr 18	$9,868	$10,640	$10,583
May 18	$9,953	$10,716	$10,657
Jun 18	$9,951	$10,703	$10,662
Jul 18	$9,922	$10,705	$10,651
Aug 18	$9,981	$10,774	$10,716
Sep 18	$9,895	$10,705	$10,650
Oct 18	$9,827	$10,620	$10,583
Nov 18	$9,916	$10,683	$10,678
Dec 18	$10,087	$10,880	$10,872
Jan 19	$10,157	$10,995	$10,958
Feb 19	$10,127	$10,989	$10,948
Mar 19	$10,298	$11,200	$11,107
Apr 19	$10,272	$11,203	$11,101
May 19	$10,464	$11,402	$11,244
Jun 19	$10,565	$11,545	$11,325
Jul 19	$10,574	$11,570	$11,371
Aug 19	$10,794	$11,870	$11,472
Sep 19	$10,743	$11,807	$11,480
Oct 19	$10,760	$11,842	$11,521
Nov 19	$10,738	$11,836	$11,530
Dec 19	$10,738	$11,828	$11,562
Jan 20	$10,896	$12,056	$11,643
Feb 20	$11,094	$12,273	$11,764
Mar 20	$11,255	$12,200	$11,888
Apr 20	$11,355	$12,417	$11,964
May 20	$11,367	$12,475	$11,978
Jun 20	$11,392	$12,554	$11,967
Jul 20	$11,477	$12,741	$11,989
Aug 20	$11,418	$12,638	$11,993
Sep 20	$11,435	$12,632	$11,980
Oct 20	$11,406	$12,575	$11,976
Nov 20	$11,428	$12,698	$11,984
Dec 20	$11,425	$12,716	$12,010
Jan 21	$11,387	$12,625	$12,019
Feb 21	$11,264	$12,443	$11,939
Mar 21	$11,153	$12,287	$11,878
Apr 21	$11,219	$12,384	$11,943
May 21	$11,220	$12,425	$11,922
Jun 21	$11,265	$12,512	$11,917
Jul 21	$11,349	$12,652	$11,992
Aug 21	$11,327	$12,628	$11,972
Sep 21	$11,265	$12,518	$11,929
Oct 21	$11,254	$12,515	$11,906
Nov 21	$11,293	$12,552	$11,895
Dec 21	$11,251	$12,520	$11,885
Jan 22	$11,075	$12,250	$11,708
Feb 22	$10,952	$12,114	$11,595
Mar 22	$10,631	$11,777	$11,294
Apr 22	$10,279	$11,330	$10,897
May 22	$10,345	$11,403	$11,018
Jun 22	$10,202	$11,224	$10,841
Jul 22	$10,418	$11,498	$11,190
Aug 22	$10,104	$11,174	$10,807
Sep 22	$9,581	$10,691	$10,261
Oct 22	$9,428	$10,552	$10,115
Nov 22	$9,826	$10,940	$10,527
Dec 22	$9,746	$10,891	$10,481
Jan 23	$10,069	$11,226	$10,826
Feb 23	$9,830	$10,936	$10,540
Mar 23	$10,029	$11,214	$10,746
Apr 23	$10,067	$11,282	$10,801
May 23	$9,983	$11,159	$10,722
Jun 23	$9,924	$11,119	$10,676
Jul 23	$9,908	$11,111	$10,668
Aug 23	$9,816	$11,040	$10,581
Sep 23	$9,495	$10,760	$10,244
Oct 23	$9,273	$10,590	$10,032
Nov 23	$9,771	$11,069	$10,555
Dec 23	$10,180	$11,493	$11,010
Jan 24	$10,128	$11,462	$10,959
Feb 24	$9,966	$11,300	$10,781
Mar 24	$10,059	$11,404	$10,895
Apr 24	$9,758	$11,116	$10,565
May 24	$9,946	$11,304	$10,776
Jun 24	$10,064	$11,411	$10,902
Jul 24	$10,329	$11,678	$11,190
Aug 24	$10,496	$11,846	$11,370
Sep 24	$10,620	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.85%	(0.23)%	1.02%
Investor A Shares (with sales charge)...
	7.37	(1.04)	0.60
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 296,525,566
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 744,678
InvestmentCompanyPortfolioTurnover	2235.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

C000202302
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Investor C Shares
Trading Symbol	BIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$233	2.20%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.03%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,056	$10,098	$10,097
Nov 14	$10,121	$10,170	$10,163
Dec 14	$10,133	$10,179	$10,179
Jan 15	$10,295	$10,393	$10,265
Feb 15	$10,208	$10,295	$10,248
Mar 15	$10,251	$10,343	$10,286
Apr 15	$10,211	$10,306	$10,291
May 15	$10,172	$10,281	$10,288
Jun 15	$10,077	$10,169	$10,210
Jul 15	$10,133	$10,240	$10,274
Aug 15	$10,121	$10,225	$10,283
Sep 15	$10,159	$10,294	$10,343
Oct 15	$10,149	$10,296	$10,350
Nov 15	$10,095	$10,269	$10,336
Dec 15	$10,078	$10,235	$10,332
Jan 16	$10,221	$10,376	$10,466
Feb 16	$10,277	$10,450	$10,505
Mar 16	$10,305	$10,546	$10,536
Apr 16	$10,306	$10,586	$10,554
May 16	$10,295	$10,589	$10,567
Jun 16	$10,447	$10,779	$10,653
Jul 16	$10,463	$10,847	$10,675
Aug 16	$10,421	$10,835	$10,687
Sep 16	$10,426	$10,829	$10,717
Oct 16	$10,345	$10,746	$10,688
Nov 16	$10,140	$10,492	$10,505
Dec 16	$10,122	$10,506	$10,505
Jan 17	$10,124	$10,527	$10,502
Feb 17	$10,175	$10,598	$10,552
Mar 17	$10,158	$10,592	$10,555
Apr 17	$10,207	$10,674	$10,624
May 17	$10,266	$10,756	$10,690
Jun 17	$10,228	$10,745	$10,647
Jul 17	$10,247	$10,792	$10,695
Aug 17	$10,325	$10,888	$10,773
Sep 17	$10,266	$10,836	$10,749
Oct 17	$10,238	$10,843	$10,745
Nov 17	$10,212	$10,829	$10,730
Dec 17	$10,216	$10,879	$10,765
Jan 18	$10,097	$10,753	$10,639
Feb 18	$10,019	$10,651	$10,569
Mar 18	$10,077	$10,720	$10,637
Apr 18	$10,007	$10,640	$10,583
May 18	$10,087	$10,716	$10,657
Jun 18	$10,079	$10,703	$10,662
Jul 18	$10,033	$10,705	$10,651
Aug 18	$10,097	$10,774	$10,716
Sep 18	$9,993	$10,705	$10,650
Oct 18	$9,928	$10,620	$10,583
Nov 18	$10,002	$10,683	$10,678
Dec 18	$10,168	$10,880	$10,872
Jan 19	$10,232	$10,995	$10,958
Feb 19	$10,206	$10,989	$10,948
Mar 19	$10,373	$11,200	$11,107
Apr 19	$10,340	$11,203	$11,101
May 19	$10,517	$11,402	$11,244
Jun 19	$10,612	$11,545	$11,325
Jul 19	$10,624	$11,570	$11,371
Aug 19	$10,839	$11,870	$11,472
Sep 19	$10,770	$11,807	$11,480
Oct 19	$10,781	$11,842	$11,521
Nov 19	$10,752	$11,836	$11,530
Dec 19	$10,745	$11,828	$11,562
Jan 20	$10,906	$12,056	$11,643
Feb 20	$11,089	$12,273	$11,764
Mar 20	$11,243	$12,200	$11,888
Apr 20	$11,346	$12,417	$11,964
May 20	$11,341	$12,475	$11,978
Jun 20	$11,359	$12,554	$11,967
Jul 20	$11,437	$12,741	$11,989
Aug 20	$11,381	$12,638	$11,993
Sep 20	$11,380	$12,632	$11,980
Oct 20	$11,344	$12,575	$11,976
Nov 20	$11,359	$12,698	$11,984
Dec 20	$11,359	$12,716	$12,010
Jan 21	$11,304	$12,625	$12,019
Feb 21	$11,175	$12,443	$11,939
Mar 21	$11,058	$12,287	$11,878
Apr 21	$11,126	$12,384	$11,943
May 21	$11,110	$12,425	$11,922
Jun 21	$11,148	$12,512	$11,917
Jul 21	$11,224	$12,652	$11,992
Aug 21	$11,195	$12,628	$11,972
Sep 21	$11,127	$12,518	$11,929
Oct 21	$11,108	$12,515	$11,906
Nov 21	$11,141	$12,552	$11,895
Dec 21	$11,092	$12,520	$11,885
Jan 22	$10,911	$12,250	$11,708
Feb 22	$10,793	$12,114	$11,595
Mar 22	$10,470	$11,777	$11,294
Apr 22	$10,106	$11,330	$10,897
May 22	$10,165	$11,403	$11,018
Jun 22	$10,018	$11,224	$10,841
Jul 22	$10,225	$11,498	$11,190
Aug 22	$9,909	$11,174	$10,807
Sep 22	$9,399	$10,691	$10,261
Oct 22	$9,250	$10,552	$10,115
Nov 22	$9,639	$10,940	$10,527
Dec 22	$9,561	$10,891	$10,481
Jan 23	$9,878	$11,226	$10,826
Feb 23	$9,644	$10,936	$10,540
Mar 23	$9,839	$11,214	$10,746
Apr 23	$9,876	$11,282	$10,801
May 23	$9,794	$11,159	$10,722
Jun 23	$9,736	$11,119	$10,676
Jul 23	$9,720	$11,111	$10,668
Aug 23	$9,630	$11,040	$10,581
Sep 23	$9,315	$10,760	$10,244
Oct 23	$9,097	$10,590	$10,032
Nov 23	$9,585	$11,069	$10,555
Dec 23	$9,987	$11,493	$11,010
Jan 24	$9,936	$11,462	$10,959
Feb 24	$9,777	$11,300	$10,781
Mar 24	$9,868	$11,404	$10,895
Apr 24	$9,573	$11,116	$10,565
May 24	$9,757	$11,304	$10,776
Jun 24	$9,873	$11,411	$10,902
Jul 24	$10,133	$11,678	$11,190
Aug 24	$10,297	$11,846	$11,370
Sep 24	$10,419	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	11.03%	(0.96)%	0.41%
Investor C Shares (with sales charge)...
	10.03	(0.96)	0.41
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 296,525,566
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 744,678
InvestmentCompanyPortfolioTurnover	2235.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

C000202305
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Class K Shares
Trading Symbol	BIGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.20%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,065	$10,098	$10,097
Nov 14	$10,140	$10,170	$10,163
Dec 14	$10,161	$10,179	$10,179
Jan 15	$10,333	$10,393	$10,265
Feb 15	$10,254	$10,295	$10,248
Mar 15	$10,307	$10,343	$10,286
Apr 15	$10,277	$10,306	$10,291
May 15	$10,247	$10,281	$10,288
Jun 15	$10,160	$10,169	$10,210
Jul 15	$10,225	$10,240	$10,274
Aug 15	$10,214	$10,225	$10,283
Sep 15	$10,271	$10,294	$10,343
Oct 15	$10,271	$10,296	$10,350
Nov 15	$10,235	$10,269	$10,336
Dec 15	$10,217	$10,235	$10,332
Jan 16	$10,372	$10,376	$10,466
Feb 16	$10,438	$10,450	$10,505
Mar 16	$10,476	$10,546	$10,536
Apr 16	$10,486	$10,586	$10,554
May 16	$10,485	$10,589	$10,567
Jun 16	$10,650	$10,779	$10,653
Jul 16	$10,676	$10,847	$10,675
Aug 16	$10,642	$10,835	$10,687
Sep 16	$10,657	$10,829	$10,717
Oct 16	$10,584	$10,746	$10,688
Nov 16	$10,383	$10,492	$10,505
Dec 16	$10,373	$10,506	$10,505
Jan 17	$10,384	$10,527	$10,502
Feb 17	$10,444	$10,598	$10,552
Mar 17	$10,435	$10,592	$10,555
Apr 17	$10,495	$10,674	$10,624
May 17	$10,564	$10,756	$10,690
Jun 17	$10,544	$10,745	$10,647
Jul 17	$10,562	$10,792	$10,695
Aug 17	$10,651	$10,888	$10,773
Sep 17	$10,599	$10,836	$10,749
Oct 17	$10,579	$10,843	$10,745
Nov 17	$10,561	$10,829	$10,730
Dec 17	$10,574	$10,879	$10,765
Jan 18	$10,460	$10,753	$10,639
Feb 18	$10,387	$10,651	$10,569
Mar 18	$10,456	$10,720	$10,637
Apr 18	$10,393	$10,640	$10,583
May 18	$10,485	$10,716	$10,657
Jun 18	$10,486	$10,703	$10,662
Jul 18	$10,447	$10,705	$10,651
Aug 18	$10,523	$10,774	$10,716
Sep 18	$10,434	$10,705	$10,650
Oct 18	$10,366	$10,620	$10,583
Nov 18	$10,462	$10,683	$10,678
Dec 18	$10,645	$10,880	$10,872
Jan 19	$10,711	$10,995	$10,958
Feb 19	$10,693	$10,989	$10,948
Mar 19	$10,877	$11,200	$11,107
Apr 19	$10,852	$11,203	$11,101
May 19	$11,047	$11,402	$11,244
Jun 19	$11,167	$11,545	$11,325
Jul 19	$11,180	$11,570	$11,371
Aug 19	$11,416	$11,870	$11,472
Sep 19	$11,353	$11,807	$11,480
Oct 19	$11,375	$11,842	$11,521
Nov 19	$11,365	$11,836	$11,530
Dec 19	$11,367	$11,828	$11,562
Jan 20	$11,537	$12,056	$11,643
Feb 20	$11,740	$12,273	$11,764
Mar 20	$11,913	$12,200	$11,888
Apr 20	$12,033	$12,417	$11,964
May 20	$12,038	$12,475	$11,978
Jun 20	$12,067	$12,554	$11,967
Jul 20	$12,161	$12,741	$11,989
Aug 20	$12,112	$12,638	$11,993
Sep 20	$12,133	$12,632	$11,980
Oct 20	$12,094	$12,575	$11,976
Nov 20	$12,121	$12,698	$11,984
Dec 20	$12,132	$12,716	$12,010
Jan 21	$12,095	$12,625	$12,019
Feb 21	$11,966	$12,443	$11,939
Mar 21	$11,851	$12,287	$11,878
Apr 21	$11,924	$12,384	$11,943
May 21	$11,928	$12,425	$11,922
Jun 21	$11,968	$12,512	$11,917
Jul 21	$12,061	$12,652	$11,992
Aug 21	$12,051	$12,628	$11,972
Sep 21	$11,988	$12,518	$11,929
Oct 21	$11,968	$12,515	$11,906
Nov 21	$12,013	$12,552	$11,895
Dec 21	$11,983	$12,520	$11,885
Jan 22	$11,786	$12,250	$11,708
Feb 22	$11,668	$12,114	$11,595
Mar 22	$11,329	$11,777	$11,294
Apr 22	$10,956	$11,330	$10,897
May 22	$11,018	$11,403	$11,018
Jun 22	$10,879	$11,224	$10,841
Jul 22	$11,113	$11,498	$11,190
Aug 22	$10,780	$11,174	$10,807
Sep 22	$10,223	$10,691	$10,261
Oct 22	$10,062	$10,552	$10,115
Nov 22	$10,490	$10,940	$10,527
Dec 22	$10,407	$10,891	$10,481
Jan 23	$10,756	$11,226	$10,826
Feb 23	$10,502	$10,936	$10,540
Mar 23	$10,718	$11,214	$10,746
Apr 23	$10,761	$11,282	$10,801
May 23	$10,674	$11,159	$10,722
Jun 23	$10,613	$11,119	$10,676
Jul 23	$10,599	$11,111	$10,668
Aug 23	$10,503	$11,040	$10,581
Sep 23	$10,161	$10,760	$10,244
Oct 23	$9,925	$10,590	$10,032
Nov 23	$10,461	$11,069	$10,555
Dec 23	$10,903	$11,493	$11,010
Jan 24	$10,850	$11,462	$10,959
Feb 24	$10,679	$11,300	$10,781
Mar 24	$10,781	$11,404	$10,895
Apr 24	$10,460	$11,116	$10,565
May 24	$10,665	$11,304	$10,776
Jun 24	$10,794	$11,411	$10,902
Jul 24	$11,082	$11,678	$11,190
Aug 24	$11,264	$11,846	$11,370
Sep 24	$11,401	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.20%	0.08%	1.32%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 296,525,566
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 744,678
InvestmentCompanyPortfolioTurnover	2235.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

C000202304
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Class R Shares
Trading Symbol	BGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$180	1.70%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.57%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the Bloomberg U.S. MBS Index returned 12.32%.

What contributed to performance?

The Fund’s out-of-benchmark allocations to agency commercial mortgage-backed securities with underlying Impact collateral and agency mortgage derivatives, such as interest-only and principal-only instruments, led positive contributions to performance. Relative value trades and coupon swaps favoring lower coupons relative to higher coupons within the residential mortgage-backed securities sector also added to the Fund’s performance. Finally, macro strategies with respect to both the Fund’s duration stance (and corresponding interest rate sensitivity) and interest rate volatility contributed.

What detracted from performance?

Pool selection within agency mortgage-backed securities was the sole detractor for the period. Most notably, the Fund’s underweight to low coupon conventional 30-year specified pools relative to down payment assistance pools detracted from performance in late 2023. An underweight in conventional 30-year 6% pools versus Ginnie Mae 6% pools backed by manufactured housing also weighed on return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Oct 14	$10,060	$10,098	$10,097
Nov 14	$10,120	$10,170	$10,163
Dec 14	$10,137	$10,179	$10,179
Jan 15	$10,312	$10,393	$10,265
Feb 15	$10,229	$10,295	$10,248
Mar 15	$10,267	$10,343	$10,286
Apr 15	$10,241	$10,306	$10,291
May 15	$10,207	$10,281	$10,288
Jun 15	$10,105	$10,169	$10,210
Jul 15	$10,175	$10,240	$10,274
Aug 15	$10,159	$10,225	$10,283
Sep 15	$10,210	$10,294	$10,343
Oct 15	$10,196	$10,296	$10,350
Nov 15	$10,155	$10,269	$10,336
Dec 15	$10,133	$10,235	$10,332
Jan 16	$10,281	$10,376	$10,466
Feb 16	$10,342	$10,450	$10,505
Mar 16	$10,374	$10,546	$10,536
Apr 16	$10,379	$10,586	$10,554
May 16	$10,383	$10,589	$10,567
Jun 16	$10,530	$10,779	$10,653
Jul 16	$10,551	$10,847	$10,675
Aug 16	$10,522	$10,835	$10,687
Sep 16	$10,522	$10,829	$10,717
Oct 16	$10,445	$10,746	$10,688
Nov 16	$10,243	$10,492	$10,505
Dec 16	$10,229	$10,506	$10,505
Jan 17	$10,245	$10,527	$10,502
Feb 17	$10,290	$10,598	$10,552
Mar 17	$10,287	$10,592	$10,555
Apr 17	$10,332	$10,674	$10,624
May 17	$10,396	$10,756	$10,690
Jun 17	$10,371	$10,745	$10,647
Jul 17	$10,385	$10,792	$10,695
Aug 17	$10,468	$10,888	$10,773
Sep 17	$10,413	$10,836	$10,749
Oct 17	$10,389	$10,843	$10,745
Nov 17	$10,367	$10,829	$10,730
Dec 17	$10,376	$10,879	$10,765
Jan 18	$10,259	$10,753	$10,639
Feb 18	$10,193	$10,651	$10,569
Mar 18	$10,246	$10,720	$10,637
Apr 18	$10,180	$10,640	$10,583
May 18	$10,266	$10,716	$10,657
Jun 18	$10,262	$10,703	$10,662
Jul 18	$10,219	$10,705	$10,651
Aug 18	$10,289	$10,774	$10,716
Sep 18	$10,197	$10,705	$10,650
Oct 18	$10,125	$10,620	$10,583
Nov 18	$10,215	$10,683	$10,678
Dec 18	$10,389	$10,880	$10,872
Jan 19	$10,448	$10,995	$10,958
Feb 19	$10,426	$10,989	$10,948
Mar 19	$10,600	$11,200	$11,107
Apr 19	$10,571	$11,203	$11,101
May 19	$10,766	$11,402	$11,244
Jun 19	$10,868	$11,545	$11,325
Jul 19	$10,875	$11,570	$11,371
Aug 19	$11,099	$11,870	$11,472
Sep 19	$11,044	$11,807	$11,480
Oct 19	$11,060	$11,842	$11,521
Nov 19	$11,035	$11,836	$11,530
Dec 19	$11,032	$11,828	$11,562
Jan 20	$11,192	$12,056	$11,643
Feb 20	$11,393	$12,273	$11,764
Mar 20	$11,556	$12,200	$11,888
Apr 20	$11,656	$12,417	$11,964
May 20	$11,667	$12,475	$11,978
Jun 20	$11,689	$12,554	$11,967
Jul 20	$11,764	$12,741	$11,989
Aug 20	$11,712	$12,638	$11,993
Sep 20	$11,727	$12,632	$11,980
Oct 20	$11,683	$12,575	$11,976
Nov 20	$11,714	$12,698	$11,984
Dec 20	$11,709	$12,716	$12,010
Jan 21	$11,668	$12,625	$12,019
Feb 21	$11,539	$12,443	$11,939
Mar 21	$11,423	$12,287	$11,878
Apr 21	$11,488	$12,384	$11,943
May 21	$11,487	$12,425	$11,922
Jun 21	$11,531	$12,512	$11,917
Jul 21	$11,614	$12,652	$11,992
Aug 21	$11,589	$12,628	$11,972
Sep 21	$11,523	$12,518	$11,929
Oct 21	$11,509	$12,515	$11,906
Nov 21	$11,547	$12,552	$11,895
Dec 21	$11,502	$12,520	$11,885
Jan 22	$11,309	$12,250	$11,708
Feb 22	$11,191	$12,114	$11,595
Mar 22	$10,861	$11,777	$11,294
Apr 22	$10,499	$11,330	$10,897
May 22	$10,565	$11,403	$11,018
Jun 22	$10,416	$11,224	$10,841
Jul 22	$10,635	$11,498	$11,190
Aug 22	$10,312	$11,174	$10,807
Sep 22	$9,776	$10,691	$10,261
Oct 22	$9,619	$10,552	$10,115
Nov 22	$10,022	$10,940	$10,527
Dec 22	$9,938	$10,891	$10,481
Jan 23	$10,266	$11,226	$10,826
Feb 23	$10,020	$10,936	$10,540
Mar 23	$10,221	$11,214	$10,746
Apr 23	$10,257	$11,282	$10,801
May 23	$10,170	$11,159	$10,722
Jun 23	$10,107	$11,119	$10,676
Jul 23	$10,089	$11,111	$10,668
Aug 23	$9,993	$11,040	$10,581
Sep 23	$9,665	$10,760	$10,244
Oct 23	$9,436	$10,590	$10,032
Nov 23	$9,941	$11,069	$10,555
Dec 23	$10,355	$11,493	$11,010
Jan 24	$10,299	$11,462	$10,959
Feb 24	$10,133	$11,300	$10,781
Mar 24	$10,225	$11,404	$10,895
Apr 24	$9,918	$11,116	$10,565
May 24	$10,106	$11,304	$10,776
Jun 24	$10,224	$11,411	$10,902
Jul 24	$10,491	$11,678	$11,190
Aug 24	$10,658	$11,846	$11,370
Sep 24	$10,783	$12,004	$11,505

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	11.57%	(0.48)%	0.76%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
Bloomberg U.S. MBS Index...
	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 296,525,566
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 744,678
InvestmentCompanyPortfolioTurnover	2235.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$296,525,566
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$744,678
Portfolio Turnover Rate...
2,235%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.3%
Non-Agency Mortgage-Backed Securities...
0.7
Asset-Backed Securities...
0.0Footnote Reference(b)

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.2
BBB/Baa...
0.1
N/R...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities and average net assets.

C000202258
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Institutional Shares
Trading Symbol	BMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.81%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,091	$10,098	$10,072
Nov 14	$10,132	$10,152	$10,083
Dec 14	$9,997	$10,134	$9,952
Jan 15	$10,035	$10,327	$10,031
Feb 15	$10,214	$10,267	$10,141
Mar 15	$10,218	$10,309	$10,180
Apr 15	$10,292	$10,297	$10,287
May 15	$10,318	$10,279	$10,315
Jun 15	$10,273	$10,164	$10,216
Jul 15	$10,310	$10,224	$10,228
Aug 15	$10,234	$10,194	$10,126
Sep 15	$10,137	$10,233	$10,057
Oct 15	$10,233	$10,266	$10,183
Nov 15	$10,124	$10,229	$10,116
Dec 15	$10,036	$10,178	$9,978
Jan 16	$10,000	$10,290	$9,958
Feb 16	$10,014	$10,363	$10,007
Mar 16	$10,227	$10,490	$10,291
Apr 16	$10,410	$10,562	$10,481
May 16	$10,470	$10,570	$10,527
Jun 16	$10,456	$10,756	$10,652
Jul 16	$10,623	$10,844	$10,824
Aug 16	$10,714	$10,856	$10,930
Sep 16	$10,754	$10,859	$10,971
Oct 16	$10,761	$10,787	$10,978
Nov 16	$10,680	$10,544	$10,846
Dec 16	$10,811	$10,576	$10,939
Jan 17	$10,906	$10,613	$11,045
Feb 17	$11,018	$10,695	$11,146
Mar 17	$11,035	$10,691	$11,157
Apr 17	$11,138	$10,780	$11,262
May 17	$11,220	$10,863	$11,337
Jun 17	$11,234	$10,854	$11,331
Jul 17	$11,338	$10,908	$11,418
Aug 17	$11,365	$11,002	$11,494
Sep 17	$11,412	$10,963	$11,507
Oct 17	$11,484	$10,976	$11,564
Nov 17	$11,476	$10,960	$11,549
Dec 17	$11,525	$11,008	$11,589
Jan 18	$11,642	$10,902	$11,603
Feb 18	$11,545	$10,799	$11,534
Mar 18	$11,497	$10,853	$11,540
Apr 18	$11,540	$10,781	$11,517
May 18	$11,536	$10,840	$11,500
Jun 18	$11,507	$10,824	$11,475
Jul 18	$11,621	$10,847	$11,585
Aug 18	$11,657	$10,900	$11,568
Sep 18	$11,699	$10,853	$11,642
Oct 18	$11,605	$10,763	$11,569
Nov 18	$11,535	$10,811	$11,531
Dec 18	$11,400	$10,980	$11,501
Jan 19	$11,731	$11,132	$11,806
Feb 19	$11,856	$11,144	$11,942
Mar 19	$11,976	$11,345	$12,050
Apr 19	$12,105	$11,361	$12,157
May 19	$12,128	$11,535	$12,201
Jun 19	$12,307	$11,698	$12,394
Jul 19	$12,379	$11,733	$12,480
Aug 19	$12,510	$11,998	$12,507
Sep 19	$12,545	$11,946	$12,540
Oct 19	$12,582	$11,985	$12,576
Nov 19	$12,618	$11,982	$12,603
Dec 19	$12,767	$12,000	$12,749
Jan 20	$12,850	$12,216	$12,907
Feb 20	$12,795	$12,399	$12,874
Mar 20	$11,455	$12,156	$11,571
Apr 20	$12,002	$12,400	$11,982
May 20	$12,413	$12,516	$12,392
Jun 20	$12,596	$12,620	$12,629
Jul 20	$12,997	$12,842	$12,916
Aug 20	$13,105	$12,768	$13,044
Sep 20	$13,033	$12,745	$13,012
Oct 20	$13,052	$12,699	$13,019
Nov 20	$13,470	$12,865	$13,349
Dec 20	$13,648	$12,909	$13,535
Jan 21	$13,666	$12,828	$13,571
Feb 21	$13,741	$12,663	$13,552
Mar 21	$13,757	$12,515	$13,482
Apr 21	$13,834	$12,621	$13,601
May 21	$13,886	$12,669	$13,688
Jun 21	$13,949	$12,761	$13,764
Jul 21	$13,884	$12,889	$13,807
Aug 21	$13,965	$12,881	$13,867
Sep 21	$13,832	$12,771	$13,815
Oct 21	$13,630	$12,760	$13,776
Nov 21	$13,558	$12,776	$13,700
Dec 21	$13,638	$12,767	$13,787
Jan 22	$13,393	$12,487	$13,609
Feb 22	$13,144	$12,317	$13,304
Mar 22	$13,045	$11,986	$13,104
Apr 22	$12,754	$11,539	$12,853
May 22	$12,614	$11,603	$12,747
Jun 22	$12,172	$11,371	$12,333
Jul 22	$12,479	$11,657	$12,627
Aug 22	$12,358	$11,354	$12,564
Sep 22	$11,903	$10,865	$12,132
Oct 22	$11,940	$10,745	$12,111
Nov 22	$12,317	$11,146	$12,517
Dec 22	$12,345	$11,108	$12,580
Jan 23	$12,724	$11,453	$12,964
Feb 23	$12,531	$11,171	$12,825
Mar 23	$12,620	$11,434	$12,901
Apr 23	$12,700	$11,503	$13,002
May 23	$12,618	$11,384	$12,942
Jun 23	$12,710	$11,366	$13,091
Jul 23	$12,820	$11,378	$13,230
Aug 23	$12,845	$11,309	$13,247
Sep 23	$12,733	$11,040	$13,179
Oct 23	$12,624	$10,874	$13,080
Nov 23	$13,126	$11,363	$13,493
Dec 23	$13,499	$11,794	$13,883
Jan 24	$13,585	$11,766	$13,957
Feb 24	$13,515	$11,625	$14,017
Mar 24	$13,661	$11,739	$14,169
Apr 24	$13,500	$11,465	$14,074
May 24	$13,694	$11,655	$14,255
Jun 24	$13,793	$11,761	$14,358
Jul 24	$14,035	$12,028	$14,574
Aug 24	$14,200	$12,205	$14,768
Sep 24	$14,364	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	12.81%	2.75%	3.69%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,250,765,324
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 5,044,527
InvestmentCompanyPortfolioTurnover	521.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202256
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor A Shares
Trading Symbol	BMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 12.53%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$9,827	$10,098	$10,072
Nov 14	$9,875	$10,152	$10,083
Dec 14	$9,742	$10,134	$9,952
Jan 15	$9,766	$10,327	$10,031
Feb 15	$9,939	$10,267	$10,141
Mar 15	$9,951	$10,309	$10,180
Apr 15	$10,011	$10,297	$10,287
May 15	$10,043	$10,279	$10,315
Jun 15	$9,998	$10,164	$10,216
Jul 15	$10,031	$10,224	$10,228
Aug 15	$9,956	$10,194	$10,126
Sep 15	$9,859	$10,233	$10,057
Oct 15	$9,950	$10,266	$10,183
Nov 15	$9,832	$10,229	$10,116
Dec 15	$9,744	$10,178	$9,978
Jan 16	$9,717	$10,290	$9,958
Feb 16	$9,729	$10,363	$10,007
Mar 16	$9,935	$10,490	$10,291
Apr 16	$10,100	$10,562	$10,481
May 16	$10,166	$10,570	$10,527
Jun 16	$10,151	$10,756	$10,652
Jul 16	$10,311	$10,844	$10,824
Aug 16	$10,387	$10,856	$10,930
Sep 16	$10,423	$10,859	$10,971
Oct 16	$10,428	$10,787	$10,978
Nov 16	$10,357	$10,544	$10,846
Dec 16	$10,471	$10,576	$10,939
Jan 17	$10,572	$10,613	$11,045
Feb 17	$10,678	$10,695	$11,146
Mar 17	$10,682	$10,691	$11,157
Apr 17	$10,790	$10,780	$11,262
May 17	$10,868	$10,863	$11,337
Jun 17	$10,868	$10,854	$11,331
Jul 17	$10,967	$10,908	$11,418
Aug 17	$11,001	$11,002	$11,494
Sep 17	$11,033	$10,963	$11,507
Oct 17	$11,111	$10,976	$11,564
Nov 17	$11,091	$10,960	$11,549
Dec 17	$11,136	$11,008	$11,589
Jan 18	$11,247	$10,902	$11,603
Feb 18	$11,161	$10,799	$11,534
Mar 18	$11,113	$10,853	$11,540
Apr 18	$11,152	$10,781	$11,517
May 18	$11,145	$10,840	$11,500
Jun 18	$11,116	$10,824	$11,475
Jul 18	$11,224	$10,847	$11,585
Aug 18	$11,256	$10,900	$11,568
Sep 18	$11,294	$10,853	$11,642
Oct 18	$11,200	$10,763	$11,569
Nov 18	$11,130	$10,811	$11,531
Dec 18	$10,998	$10,980	$11,501
Jan 19	$11,315	$11,132	$11,806
Feb 19	$11,434	$11,144	$11,942
Mar 19	$11,547	$11,345	$12,050
Apr 19	$11,657	$11,361	$12,157
May 19	$11,689	$11,535	$12,201
Jun 19	$11,859	$11,698	$12,394
Jul 19	$11,926	$11,733	$12,480
Aug 19	$12,050	$11,998	$12,507
Sep 19	$12,080	$11,946	$12,540
Oct 19	$12,113	$11,985	$12,576
Nov 19	$12,146	$11,982	$12,603
Dec 19	$12,287	$12,000	$12,749
Jan 20	$12,364	$12,216	$12,907
Feb 20	$12,309	$12,399	$12,874
Mar 20	$11,017	$12,156	$11,571
Apr 20	$11,540	$12,400	$11,982
May 20	$11,933	$12,516	$12,392
Jun 20	$12,107	$12,620	$12,629
Jul 20	$12,490	$12,842	$12,916
Aug 20	$12,591	$12,768	$13,044
Sep 20	$12,519	$12,745	$13,012
Oct 20	$12,535	$12,699	$13,019
Nov 20	$12,934	$12,865	$13,349
Dec 20	$13,102	$12,909	$13,535
Jan 21	$13,104	$12,828	$13,571
Feb 21	$13,186	$12,663	$13,552
Mar 21	$13,198	$12,515	$13,482
Apr 21	$13,270	$12,621	$13,601
May 21	$13,317	$12,669	$13,688
Jun 21	$13,375	$12,761	$13,764
Jul 21	$13,310	$12,889	$13,807
Aug 21	$13,384	$12,881	$13,867
Sep 21	$13,241	$12,771	$13,815
Oct 21	$13,057	$12,760	$13,776
Nov 21	$12,986	$12,776	$13,700
Dec 21	$13,046	$12,767	$13,787
Jan 22	$12,822	$12,487	$13,609
Feb 22	$12,581	$12,317	$13,304
Mar 22	$12,484	$11,986	$13,104
Apr 22	$12,203	$11,539	$12,853
May 22	$12,066	$11,603	$12,747
Jun 22	$11,641	$11,371	$12,333
Jul 22	$11,932	$11,657	$12,627
Aug 22	$11,814	$11,354	$12,564
Sep 22	$11,377	$10,865	$12,132
Oct 22	$11,410	$10,745	$12,111
Nov 22	$11,767	$11,146	$12,517
Dec 22	$11,792	$11,108	$12,580
Jan 23	$12,151	$11,453	$12,964
Feb 23	$11,951	$11,171	$12,825
Mar 23	$12,047	$11,434	$12,901
Apr 23	$12,121	$11,503	$13,002
May 23	$12,040	$11,384	$12,942
Jun 23	$12,125	$11,366	$13,091
Jul 23	$12,228	$11,378	$13,230
Aug 23	$12,249	$11,309	$13,247
Sep 23	$12,140	$11,040	$13,179
Oct 23	$12,019	$10,874	$13,080
Nov 23	$12,509	$11,363	$13,493
Dec 23	$12,862	$11,794	$13,883
Jan 24	$12,941	$11,766	$13,957
Feb 24	$12,872	$11,625	$14,017
Mar 24	$13,009	$11,739	$14,169
Apr 24	$12,852	$11,465	$14,074
May 24	$13,034	$11,655	$14,255
Jun 24	$13,126	$11,761	$14,358
Jul 24	$13,353	$12,028	$14,574
Aug 24	$13,508	$12,205	$14,768
Sep 24	$13,661	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	12.53%	2.49%	3.43%
Investor A Shares (with sales charge)...
	9.72	1.97	3.17
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,250,765,324
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 5,044,527
InvestmentCompanyPortfolioTurnover	521.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202257
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor C Shares
Trading Symbol	BMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.63%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,082	$10,098	$10,072
Nov 14	$10,115	$10,152	$10,083
Dec 14	$9,972	$10,134	$9,952
Jan 15	$10,001	$10,327	$10,031
Feb 15	$10,172	$10,267	$10,141
Mar 15	$10,168	$10,309	$10,180
Apr 15	$10,233	$10,297	$10,287
May 15	$10,259	$10,279	$10,315
Jun 15	$10,197	$10,164	$10,216
Jul 15	$10,225	$10,224	$10,228
Aug 15	$10,141	$10,194	$10,126
Sep 15	$10,036	$10,233	$10,057
Oct 15	$10,123	$10,266	$10,183
Nov 15	$10,007	$10,229	$10,116
Dec 15	$9,911	$10,178	$9,978
Jan 16	$9,867	$10,290	$9,958
Feb 16	$9,873	$10,363	$10,007
Mar 16	$10,086	$10,490	$10,291
Apr 16	$10,247	$10,562	$10,481
May 16	$10,297	$10,570	$10,527
Jun 16	$10,285	$10,756	$10,652
Jul 16	$10,431	$10,844	$10,824
Aug 16	$10,511	$10,856	$10,930
Sep 16	$10,541	$10,859	$10,971
Oct 16	$10,539	$10,787	$10,978
Nov 16	$10,451	$10,544	$10,846
Dec 16	$10,570	$10,576	$10,939
Jan 17	$10,654	$10,613	$11,045
Feb 17	$10,755	$10,695	$11,146
Mar 17	$10,763	$10,691	$11,157
Apr 17	$10,855	$10,780	$11,262
May 17	$10,926	$10,863	$11,337
Jun 17	$10,931	$10,854	$11,331
Jul 17	$11,022	$10,908	$11,418
Aug 17	$11,040	$11,002	$11,494
Sep 17	$11,076	$10,963	$11,507
Oct 17	$11,136	$10,976	$11,564
Nov 17	$11,119	$10,960	$11,549
Dec 17	$11,157	$11,008	$11,589
Jan 18	$11,261	$10,902	$11,603
Feb 18	$11,158	$10,799	$11,534
Mar 18	$11,103	$10,853	$11,540
Apr 18	$11,135	$10,781	$11,517
May 18	$11,122	$10,840	$11,500
Jun 18	$11,085	$10,824	$11,475
Jul 18	$11,197	$10,847	$11,585
Aug 18	$11,210	$10,900	$11,568
Sep 18	$11,242	$10,853	$11,642
Oct 18	$11,142	$10,763	$11,569
Nov 18	$11,065	$10,811	$11,531
Dec 18	$10,927	$10,980	$11,501
Jan 19	$11,235	$11,132	$11,806
Feb 19	$11,346	$11,144	$11,942
Mar 19	$11,462	$11,345	$12,050
Apr 19	$11,564	$11,361	$12,157
May 19	$11,588	$11,535	$12,201
Jun 19	$11,738	$11,698	$12,394
Jul 19	$11,797	$11,733	$12,480
Aug 19	$11,912	$11,998	$12,507
Sep 19	$11,935	$11,946	$12,540
Oct 19	$11,960	$11,985	$12,576
Nov 19	$11,985	$11,982	$12,603
Dec 19	$12,116	$12,000	$12,749
Jan 20	$12,184	$12,216	$12,907
Feb 20	$12,123	$12,399	$12,874
Mar 20	$10,844	$12,156	$11,571
Apr 20	$11,352	$12,400	$11,982
May 20	$11,731	$12,516	$12,392
Jun 20	$11,895	$12,620	$12,629
Jul 20	$12,263	$12,842	$12,916
Aug 20	$12,355	$12,768	$13,044
Sep 20	$12,289	$12,745	$13,012
Oct 20	$12,284	$12,699	$13,019
Nov 20	$12,679	$12,865	$13,349
Dec 20	$12,836	$12,909	$13,535
Jan 21	$12,830	$12,828	$13,571
Feb 21	$12,903	$12,663	$13,552
Mar 21	$12,906	$12,515	$13,482
Apr 21	$12,968	$12,621	$13,601
May 21	$13,006	$12,669	$13,688
Jun 21	$13,042	$12,761	$13,764
Jul 21	$12,971	$12,889	$13,807
Aug 21	$13,047	$12,881	$13,867
Sep 21	$12,900	$12,771	$13,815
Oct 21	$12,713	$12,760	$13,776
Nov 21	$12,623	$12,776	$13,700
Dec 21	$12,686	$12,767	$13,787
Jan 22	$12,460	$12,487	$13,609
Feb 22	$12,207	$12,317	$13,304
Mar 22	$12,118	$11,986	$13,104
Apr 22	$11,838	$11,539	$12,853
May 22	$11,685	$11,603	$12,747
Jun 22	$11,266	$11,371	$12,333
Jul 22	$11,554	$11,657	$12,627
Aug 22	$11,432	$11,354	$12,564
Sep 22	$10,989	$10,865	$12,132
Oct 22	$11,021	$10,745	$12,111
Nov 22	$11,367	$11,146	$12,517
Dec 22	$11,391	$11,108	$12,580
Jan 23	$11,738	$11,453	$12,964
Feb 23	$11,544	$11,171	$12,825
Mar 23	$11,637	$11,434	$12,901
Apr 23	$11,708	$11,503	$13,002
May 23	$11,630	$11,384	$12,942
Jun 23	$11,713	$11,366	$13,091
Jul 23	$11,812	$11,378	$13,230
Aug 23	$11,832	$11,309	$13,247
Sep 23	$11,727	$11,040	$13,179
Oct 23	$11,610	$10,874	$13,080
Nov 23	$12,083	$11,363	$13,493
Dec 23	$12,425	$11,794	$13,883
Jan 24	$12,501	$11,766	$13,957
Feb 24	$12,434	$11,625	$14,017
Mar 24	$12,566	$11,739	$14,169
Apr 24	$12,415	$11,465	$14,074
May 24	$12,591	$11,655	$14,255
Jun 24	$12,679	$11,761	$14,358
Jul 24	$12,899	$12,028	$14,574
Aug 24	$13,048	$12,205	$14,768
Sep 24	$13,196	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	11.69%	1.75%	2.81%
Investor C Shares (with sales charge)...
	10.69	1.75	2.81
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,250,765,324
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 5,044,527
InvestmentCompanyPortfolioTurnover	521.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202259
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Class K Shares
Trading Symbol	BMSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.86%.

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Customized Reference Benchmark composed of Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) returned 13.47%.

  The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to U.S. investment grade corporate bonds, as the asset class was supported by more accommodative central bank policies and favorable market technical factors including stable demand and ratings upgrades. Floating rate exposures via bank loans and high-quality tranches within collateralized loan obligations also performed well due to higher base rates as well as strong investor demand for attractive yields. Holdings of U.S. high yield corporate bonds and capital securities were also additive to performance due to a favorable technical backdrop as spreads continued to grind tighter. Other positive contributors included interest rate positioning as well as allocations to securitized assets, emerging markets, European corporate bonds and Asian corporate bonds. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s equity hedges, held as part of a broader strategy to mitigate risk during volatile markets, had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 14	$10,091	$10,098	$10,072
Nov 14	$10,132	$10,152	$10,083
Dec 14	$9,997	$10,134	$9,952
Jan 15	$10,035	$10,327	$10,031
Feb 15	$10,214	$10,267	$10,141
Mar 15	$10,218	$10,309	$10,180
Apr 15	$10,292	$10,297	$10,287
May 15	$10,318	$10,279	$10,315
Jun 15	$10,273	$10,164	$10,216
Jul 15	$10,310	$10,224	$10,228
Aug 15	$10,234	$10,194	$10,126
Sep 15	$10,137	$10,233	$10,057
Oct 15	$10,233	$10,266	$10,183
Nov 15	$10,124	$10,229	$10,116
Dec 15	$10,036	$10,178	$9,978
Jan 16	$10,000	$10,290	$9,958
Feb 16	$10,014	$10,363	$10,007
Mar 16	$10,227	$10,490	$10,291
Apr 16	$10,410	$10,562	$10,481
May 16	$10,470	$10,570	$10,527
Jun 16	$10,456	$10,756	$10,652
Jul 16	$10,623	$10,844	$10,824
Aug 16	$10,715	$10,856	$10,930
Sep 16	$10,755	$10,859	$10,971
Oct 16	$10,762	$10,787	$10,978
Nov 16	$10,682	$10,544	$10,846
Dec 16	$10,813	$10,576	$10,939
Jan 17	$10,908	$10,613	$11,045
Feb 17	$11,021	$10,695	$11,146
Mar 17	$11,038	$10,691	$11,157
Apr 17	$11,153	$10,780	$11,262
May 17	$11,225	$10,863	$11,337
Jun 17	$11,239	$10,854	$11,331
Jul 17	$11,344	$10,908	$11,418
Aug 17	$11,383	$11,002	$11,494
Sep 17	$11,419	$10,963	$11,507
Oct 17	$11,491	$10,976	$11,564
Nov 17	$11,483	$10,960	$11,549
Dec 17	$11,533	$11,008	$11,589
Jan 18	$11,651	$10,902	$11,603
Feb 18	$11,554	$10,799	$11,534
Mar 18	$11,508	$10,853	$11,540
Apr 18	$11,550	$10,781	$11,517
May 18	$11,547	$10,840	$11,500
Jun 18	$11,519	$10,824	$11,475
Jul 18	$11,633	$10,847	$11,585
Aug 18	$11,669	$10,900	$11,568
Sep 18	$11,712	$10,853	$11,642
Oct 18	$11,618	$10,763	$11,569
Nov 18	$11,548	$10,811	$11,531
Dec 18	$11,414	$10,980	$11,501
Jan 19	$11,745	$11,132	$11,806
Feb 19	$11,871	$11,144	$11,942
Mar 19	$11,992	$11,345	$12,050
Apr 19	$12,109	$11,361	$12,157
May 19	$12,145	$11,535	$12,201
Jun 19	$12,324	$11,698	$12,394
Jul 19	$12,397	$11,733	$12,480
Aug 19	$12,529	$11,998	$12,507
Sep 19	$12,564	$11,946	$12,540
Oct 19	$12,602	$11,985	$12,576
Nov 19	$12,638	$11,982	$12,603
Dec 19	$12,788	$12,000	$12,749
Jan 20	$12,872	$12,216	$12,907
Feb 20	$12,817	$12,399	$12,874
Mar 20	$11,476	$12,156	$11,571
Apr 20	$12,023	$12,400	$11,982
May 20	$12,436	$12,516	$12,392
Jun 20	$12,620	$12,620	$12,629
Jul 20	$13,022	$12,842	$12,916
Aug 20	$13,131	$12,768	$13,044
Sep 20	$13,060	$12,745	$13,012
Oct 20	$13,079	$12,699	$13,019
Nov 20	$13,499	$12,865	$13,349
Dec 20	$13,677	$12,909	$13,535
Jan 21	$13,683	$12,828	$13,571
Feb 21	$13,772	$12,663	$13,552
Mar 21	$13,788	$12,515	$13,482
Apr 21	$13,867	$12,621	$13,601
May 21	$13,919	$12,669	$13,688
Jun 21	$13,984	$12,761	$13,764
Jul 21	$13,919	$12,889	$13,807
Aug 21	$14,001	$12,881	$13,867
Sep 21	$13,855	$12,771	$13,815
Oct 21	$13,666	$12,760	$13,776
Nov 21	$13,595	$12,776	$13,700
Dec 21	$13,662	$12,767	$13,787
Jan 22	$13,431	$12,487	$13,609
Feb 22	$13,182	$12,317	$13,304
Mar 22	$13,083	$11,986	$13,104
Apr 22	$12,792	$11,539	$12,853
May 22	$12,652	$11,603	$12,747
Jun 22	$12,209	$11,371	$12,333
Jul 22	$12,518	$11,657	$12,627
Aug 22	$12,397	$11,354	$12,564
Sep 22	$11,941	$10,865	$12,132
Oct 22	$11,978	$10,745	$12,111
Nov 22	$12,357	$11,146	$12,517
Dec 22	$12,386	$11,108	$12,580
Jan 23	$12,767	$11,453	$12,964
Feb 23	$12,574	$11,171	$12,825
Mar 23	$12,664	$11,434	$12,901
Apr 23	$12,744	$11,503	$13,002
May 23	$12,662	$11,384	$12,942
Jun 23	$12,755	$11,366	$13,091
Jul 23	$12,866	$11,378	$13,230
Aug 23	$12,891	$11,309	$13,247
Sep 23	$12,780	$11,040	$13,179
Oct 23	$12,671	$10,874	$13,080
Nov 23	$13,175	$11,363	$13,493
Dec 23	$13,550	$11,794	$13,883
Jan 24	$13,637	$11,766	$13,957
Feb 24	$13,567	$11,625	$14,017
Mar 24	$13,715	$11,739	$14,169
Apr 24	$13,553	$11,465	$14,074
May 24	$13,749	$11,655	$14,255
Jun 24	$13,848	$11,761	$14,358
Jul 24	$14,092	$12,028	$14,574
Aug 24	$14,259	$12,205	$14,768
Sep 24	$14,424	$12,373	$14,954

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	12.86%	2.80%	3.73%
Bloomberg U.S. Universal Index...
	12.08	0.70	2.15
Customized Reference Benchmark...
	13.47	3.58	4.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,250,765,324
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 5,044,527
InvestmentCompanyPortfolioTurnover	521.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,250,765,324
Number of Portfolio Holdings...
1,928
Net Investment Advisory Fees...
$5,044,527
Portfolio Turnover Rate...
521%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.9%
Asset-Backed Securities...
26.2
U.S. Government Sponsored Agency Securities...
13.8
Floating Rate Loan Interests...
12.8
Foreign Government Obligations...
2.8
Investment Companies...
2.0
Foreign Agency Obligations...
1.0
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1

Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.3%
AA/Aa...
3.6
A...
12.1
BBB/Baa...
24.9
BB/Ba...
12.3
B...
10.7
CCC/Caa...
1.5
CC/Ca...
0.2
D...
0.0Footnote Reference(e)
N/R...
4.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202282
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 8.63%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,004	$10,098	$10,026
Nov 14	$10,028	$10,170	$10,041
Dec 14	$9,988	$10,179	$10,013
Jan 15	$10,051	$10,393	$10,064
Feb 15	$10,042	$10,295	$10,050
Mar 15	$10,077	$10,343	$10,073
Apr 15	$10,090	$10,306	$10,080
May 15	$10,105	$10,281	$10,089
Jun 15	$10,088	$10,169	$10,087
Jul 15	$10,102	$10,240	$10,093
Aug 15	$10,085	$10,225	$10,087
Sep 15	$10,109	$10,294	$10,116
Oct 15	$10,112	$10,296	$10,114
Nov 15	$10,095	$10,269	$10,094
Dec 15	$10,080	$10,235	$10,080
Jan 16	$10,116	$10,376	$10,133
Feb 16	$10,109	$10,450	$10,144
Mar 16	$10,145	$10,546	$10,179
Apr 16	$10,170	$10,586	$10,193
May 16	$10,173	$10,589	$10,186
Jun 16	$10,230	$10,779	$10,247
Jul 16	$10,246	$10,847	$10,249
Aug 16	$10,250	$10,835	$10,238
Sep 16	$10,274	$10,829	$10,249
Oct 16	$10,268	$10,746	$10,246
Nov 16	$10,241	$10,492	$10,203
Dec 16	$10,269	$10,506	$10,210
Jan 17	$10,297	$10,527	$10,228
Feb 17	$10,336	$10,598	$10,245
Mar 17	$10,343	$10,592	$10,250
Apr 17	$10,371	$10,674	$10,268
May 17	$10,400	$10,756	$10,285
Jun 17	$10,407	$10,745	$10,281
Jul 17	$10,449	$10,792	$10,308
Aug 17	$10,469	$10,888	$10,328
Sep 17	$10,467	$10,836	$10,316
Oct 17	$10,477	$10,843	$10,314
Nov 17	$10,463	$10,829	$10,294
Dec 17	$10,472	$10,879	$10,297
Jan 18	$10,468	$10,753	$10,272
Feb 18	$10,454	$10,651	$10,263
Mar 18	$10,462	$10,720	$10,278
Apr 18	$10,461	$10,640	$10,269
May 18	$10,484	$10,716	$10,307
Jun 18	$10,483	$10,703	$10,308
Jul 18	$10,506	$10,705	$10,315
Aug 18	$10,540	$10,774	$10,351
Sep 18	$10,539	$10,705	$10,345
Oct 18	$10,540	$10,620	$10,357
Nov 18	$10,541	$10,683	$10,386
Dec 18	$10,588	$10,880	$10,465
Jan 19	$10,658	$10,995	$10,506
Feb 19	$10,693	$10,989	$10,524
Mar 19	$10,776	$11,200	$10,593
Apr 19	$10,813	$11,203	$10,618
May 19	$10,861	$11,402	$10,689
Jun 19	$10,942	$11,545	$10,750
Jul 19	$10,943	$11,570	$10,746
Aug 19	$11,024	$11,870	$10,831
Sep 19	$11,023	$11,807	$10,826
Oct 19	$11,057	$11,842	$10,864
Nov 19	$11,055	$11,836	$10,865
Dec 19	$11,089	$11,828	$10,891
Jan 20	$11,155	$12,056	$10,951
Feb 20	$11,199	$12,273	$11,037
Mar 20	$10,748	$12,200	$11,065
Apr 20	$10,977	$12,417	$11,135
May 20	$11,126	$12,475	$11,174
Jun 20	$11,226	$12,554	$11,199
Jul 20	$11,316	$12,741	$11,222
Aug 20	$11,347	$12,638	$11,228
Sep 20	$11,354	$12,632	$11,230
Oct 20	$11,372	$12,575	$11,232
Nov 20	$11,434	$12,698	$11,245
Dec 20	$11,473	$12,716	$11,256
Jan 21	$11,486	$12,625	$11,259
Feb 21	$11,498	$12,443	$11,253
Mar 21	$11,499	$12,287	$11,253
Apr 21	$11,522	$12,384	$11,262
May 21	$11,534	$12,425	$11,274
Jun 21	$11,522	$12,512	$11,259
Jul 21	$11,511	$12,652	$11,278
Aug 21	$11,534	$12,628	$11,279
Sep 21	$11,521	$12,518	$11,270
Oct 21	$11,473	$12,515	$11,234
Nov 21	$11,437	$12,552	$11,227
Dec 21	$11,444	$12,520	$11,208
Jan 22	$11,336	$12,250	$11,131
Feb 22	$11,241	$12,114	$11,073
Mar 22	$11,091	$11,777	$10,914
Apr 22	$11,000	$11,330	$10,858
May 22	$11,042	$11,403	$10,921
Jun 22	$10,893	$11,224	$10,845
Jul 22	$11,001	$11,498	$10,900
Aug 22	$10,940	$11,174	$10,820
Sep 22	$10,759	$10,691	$10,690
Oct 22	$10,715	$10,552	$10,676
Nov 22	$10,841	$10,940	$10,761
Dec 22	$10,903	$10,891	$10,786
Jan 23	$11,035	$11,226	$10,870
Feb 23	$10,955	$10,936	$10,793
Mar 23	$11,103	$11,214	$10,947
Apr 23	$11,138	$11,282	$10,985
May 23	$11,113	$11,159	$10,952
Jun 23	$11,074	$11,119	$10,909
Jul 23	$11,138	$11,111	$10,957
Aug 23	$11,190	$11,040	$10,997
Sep 23	$11,165	$10,760	$10,995
Oct 23	$11,182	$10,590	$11,028
Nov 23	$11,362	$11,069	$11,154
Dec 23	$11,532	$11,493	$11,285
Jan 24	$11,587	$11,462	$11,333
Feb 24	$11,563	$11,300	$11,293
Mar 24	$11,620	$11,404	$11,336
Apr 24	$11,588	$11,116	$11,304
May 24	$11,686	$11,304	$11,385
Jun 24	$11,756	$11,411	$11,449
Jul 24	$11,906	$11,678	$11,583
Aug 24	$12,018	$11,846	$11,688
Sep 24	$12,128	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.63%	1.93%	1.95%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202280
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 8.24%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$9,786	$10,098	$10,026
Nov 14	$9,797	$10,170	$10,041
Dec 14	$9,765	$10,179	$10,013
Jan 15	$9,814	$10,393	$10,064
Feb 15	$9,813	$10,295	$10,050
Mar 15	$9,834	$10,343	$10,073
Apr 15	$9,854	$10,306	$10,080
May 15	$9,855	$10,281	$10,089
Jun 15	$9,846	$10,169	$10,087
Jul 15	$9,847	$10,240	$10,093
Aug 15	$9,838	$10,225	$10,087
Sep 15	$9,849	$10,294	$10,116
Oct 15	$9,849	$10,296	$10,114
Nov 15	$9,840	$10,269	$10,094
Dec 15	$9,812	$10,235	$10,080
Jan 16	$9,855	$10,376	$10,133
Feb 16	$9,835	$10,450	$10,144
Mar 16	$9,878	$10,546	$10,179
Apr 16	$9,899	$10,586	$10,193
May 16	$9,889	$10,589	$10,186
Jun 16	$9,942	$10,779	$10,247
Jul 16	$9,954	$10,847	$10,249
Aug 16	$9,955	$10,835	$10,238
Sep 16	$9,976	$10,829	$10,249
Oct 16	$9,978	$10,746	$10,246
Nov 16	$9,950	$10,492	$10,203
Dec 16	$9,975	$10,506	$10,210
Jan 17	$10,000	$10,527	$10,228
Feb 17	$10,025	$10,598	$10,245
Mar 17	$10,029	$10,592	$10,250
Apr 17	$10,055	$10,674	$10,268
May 17	$10,091	$10,756	$10,285
Jun 17	$10,096	$10,745	$10,281
Jul 17	$10,134	$10,792	$10,308
Aug 17	$10,152	$10,888	$10,328
Sep 17	$10,148	$10,836	$10,316
Oct 17	$10,155	$10,843	$10,314
Nov 17	$10,140	$10,829	$10,294
Dec 17	$10,146	$10,879	$10,297
Jan 18	$10,141	$10,753	$10,272
Feb 18	$10,124	$10,651	$10,263
Mar 18	$10,120	$10,720	$10,278
Apr 18	$10,128	$10,640	$10,269
May 18	$10,147	$10,716	$10,307
Jun 18	$10,145	$10,703	$10,308
Jul 18	$10,153	$10,705	$10,315
Aug 18	$10,194	$10,774	$10,351
Sep 18	$10,192	$10,705	$10,345
Oct 18	$10,180	$10,620	$10,357
Nov 18	$10,189	$10,683	$10,386
Dec 18	$10,232	$10,880	$10,465
Jan 19	$10,298	$10,995	$10,506
Feb 19	$10,330	$10,989	$10,524
Mar 19	$10,397	$11,200	$10,593
Apr 19	$10,430	$11,203	$10,618
May 19	$10,485	$11,402	$10,689
Jun 19	$10,561	$11,545	$10,750
Jul 19	$10,560	$11,570	$10,746
Aug 19	$10,636	$11,870	$10,831
Sep 19	$10,622	$11,807	$10,826
Oct 19	$10,663	$11,842	$10,864
Nov 19	$10,660	$11,836	$10,865
Dec 19	$10,690	$11,828	$10,891
Jan 20	$10,741	$12,056	$10,951
Feb 20	$10,791	$12,273	$11,037
Mar 20	$10,354	$12,200	$11,065
Apr 20	$10,562	$12,417	$11,135
May 20	$10,703	$12,475	$11,174
Jun 20	$10,809	$12,554	$11,199
Jul 20	$10,882	$12,741	$11,222
Aug 20	$10,921	$12,638	$11,228
Sep 20	$10,925	$12,632	$11,230
Oct 20	$10,928	$12,575	$11,232
Nov 20	$10,998	$12,698	$11,245
Dec 20	$11,033	$12,716	$11,256
Jan 21	$11,043	$12,625	$11,259
Feb 21	$11,053	$12,443	$11,253
Mar 21	$11,051	$12,287	$11,253
Apr 21	$11,071	$12,384	$11,262
May 21	$11,080	$12,425	$11,274
Jun 21	$11,055	$12,512	$11,259
Jul 21	$11,053	$12,652	$11,278
Aug 21	$11,062	$12,628	$11,279
Sep 21	$11,058	$12,518	$11,270
Oct 21	$10,998	$12,515	$11,234
Nov 21	$10,973	$12,552	$11,227
Dec 21	$10,977	$12,520	$11,208
Jan 22	$10,872	$12,250	$11,131
Feb 22	$10,778	$12,114	$11,073
Mar 22	$10,620	$11,777	$10,914
Apr 22	$10,542	$11,330	$10,858
May 22	$10,569	$11,403	$10,921
Jun 22	$10,436	$11,224	$10,845
Jul 22	$10,525	$11,498	$10,900
Aug 22	$10,465	$11,174	$10,820
Sep 22	$10,290	$10,691	$10,690
Oct 22	$10,257	$10,552	$10,676
Nov 22	$10,375	$10,940	$10,761
Dec 22	$10,432	$10,891	$10,786
Jan 23	$10,556	$11,226	$10,870
Feb 23	$10,478	$10,936	$10,793
Mar 23	$10,605	$11,214	$10,947
Apr 23	$10,648	$11,282	$10,985
May 23	$10,622	$11,159	$10,952
Jun 23	$10,583	$11,119	$10,909
Jul 23	$10,642	$11,111	$10,957
Aug 23	$10,689	$11,040	$10,997
Sep 23	$10,663	$10,760	$10,995
Oct 23	$10,677	$10,590	$11,028
Nov 23	$10,847	$11,069	$11,154
Dec 23	$10,995	$11,493	$11,285
Jan 24	$11,057	$11,462	$11,333
Feb 24	$11,032	$11,300	$11,293
Mar 24	$11,084	$11,404	$11,336
Apr 24	$11,051	$11,116	$11,304
May 24	$11,142	$11,304	$11,385
Jun 24	$11,207	$11,411	$11,449
Jul 24	$11,335	$11,678	$11,583
Aug 24	$11,451	$11,846	$11,688
Sep 24	$11,542	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	8.24%	1.67%	1.68%
Investor A Shares (with sales charge)...
	5.80	1.21	1.44
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202286
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A1 Shares
Trading Symbol	CMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A1 Shares returned 8.39%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor A1 Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,013	$10,098	$10,026
Nov 14	$10,025	$10,170	$10,041
Dec 14	$9,994	$10,179	$10,013
Jan 15	$10,046	$10,393	$10,064
Feb 15	$10,046	$10,295	$10,050
Mar 15	$10,069	$10,343	$10,073
Apr 15	$10,092	$10,306	$10,080
May 15	$10,095	$10,281	$10,089
Jun 15	$10,087	$10,169	$10,087
Jul 15	$10,089	$10,240	$10,093
Aug 15	$10,071	$10,225	$10,087
Sep 15	$10,094	$10,294	$10,116
Oct 15	$10,096	$10,296	$10,114
Nov 15	$10,088	$10,269	$10,094
Dec 15	$10,061	$10,235	$10,080
Jan 16	$10,107	$10,376	$10,133
Feb 16	$10,088	$10,450	$10,144
Mar 16	$10,133	$10,546	$10,179
Apr 16	$10,156	$10,586	$10,193
May 16	$10,148	$10,589	$10,186
Jun 16	$10,204	$10,779	$10,247
Jul 16	$10,217	$10,847	$10,249
Aug 16	$10,220	$10,835	$10,238
Sep 16	$10,243	$10,829	$10,249
Oct 16	$10,247	$10,746	$10,246
Nov 16	$10,219	$10,492	$10,203
Dec 16	$10,246	$10,506	$10,210
Jan 17	$10,273	$10,527	$10,228
Feb 17	$10,300	$10,598	$10,245
Mar 17	$10,306	$10,592	$10,250
Apr 17	$10,334	$10,674	$10,268
May 17	$10,372	$10,756	$10,285
Jun 17	$10,379	$10,745	$10,281
Jul 17	$10,419	$10,792	$10,308
Aug 17	$10,439	$10,888	$10,328
Sep 17	$10,436	$10,836	$10,316
Oct 17	$10,445	$10,843	$10,314
Nov 17	$10,420	$10,829	$10,294
Dec 17	$10,438	$10,879	$10,297
Jan 18	$10,434	$10,753	$10,272
Feb 18	$10,407	$10,651	$10,263
Mar 18	$10,415	$10,720	$10,278
Apr 18	$10,425	$10,640	$10,269
May 18	$10,446	$10,716	$10,307
Jun 18	$10,433	$10,703	$10,308
Jul 18	$10,455	$10,705	$10,315
Aug 18	$10,498	$10,774	$10,351
Sep 18	$10,497	$10,705	$10,345
Oct 18	$10,486	$10,620	$10,357
Nov 18	$10,497	$10,683	$10,386
Dec 18	$10,531	$10,880	$10,465
Jan 19	$10,611	$10,995	$10,506
Feb 19	$10,646	$10,989	$10,524
Mar 19	$10,716	$11,200	$10,593
Apr 19	$10,752	$11,203	$10,618
May 19	$10,810	$11,402	$10,689
Jun 19	$10,878	$11,545	$10,750
Jul 19	$10,879	$11,570	$10,746
Aug 19	$10,969	$11,870	$10,831
Sep 19	$10,957	$11,807	$10,826
Oct 19	$10,989	$11,842	$10,864
Nov 19	$10,998	$11,836	$10,865
Dec 19	$11,030	$11,828	$10,891
Jan 20	$11,084	$12,056	$10,951
Feb 20	$11,138	$12,273	$11,037
Mar 20	$10,677	$12,200	$11,065
Apr 20	$10,904	$12,417	$11,135
May 20	$11,051	$12,475	$11,174
Jun 20	$11,162	$12,554	$11,199
Jul 20	$11,238	$12,741	$11,222
Aug 20	$11,280	$12,638	$11,228
Sep 20	$11,274	$12,632	$11,230
Oct 20	$11,291	$12,575	$11,232
Nov 20	$11,352	$12,698	$11,245
Dec 20	$11,401	$12,716	$11,256
Jan 21	$11,413	$12,625	$11,259
Feb 21	$11,424	$12,443	$11,253
Mar 21	$11,424	$12,287	$11,253
Apr 21	$11,435	$12,384	$11,262
May 21	$11,445	$12,425	$11,274
Jun 21	$11,433	$12,512	$11,259
Jul 21	$11,432	$12,652	$11,278
Aug 21	$11,443	$12,628	$11,279
Sep 21	$11,441	$12,518	$11,270
Oct 21	$11,380	$12,515	$11,234
Nov 21	$11,355	$12,552	$11,227
Dec 21	$11,349	$12,520	$11,208
Jan 22	$11,253	$12,250	$11,131
Feb 22	$11,158	$12,114	$11,073
Mar 22	$10,996	$11,777	$10,914
Apr 22	$10,905	$11,330	$10,858
May 22	$10,946	$11,403	$10,921
Jun 22	$10,797	$11,224	$10,845
Jul 22	$10,903	$11,498	$10,900
Aug 22	$10,842	$11,174	$10,820
Sep 22	$10,662	$10,691	$10,690
Oct 22	$10,630	$10,552	$10,676
Nov 22	$10,742	$10,940	$10,761
Dec 22	$10,802	$10,891	$10,786
Jan 23	$10,931	$11,226	$10,870
Feb 23	$10,864	$10,936	$10,793
Mar 23	$10,997	$11,214	$10,947
Apr 23	$11,043	$11,282	$10,985
May 23	$11,005	$11,159	$10,952
Jun 23	$10,966	$11,119	$10,909
Jul 23	$11,041	$11,111	$10,957
Aug 23	$11,091	$11,040	$10,997
Sep 23	$11,066	$10,760	$10,995
Oct 23	$11,069	$10,590	$11,028
Nov 23	$11,259	$11,069	$11,154
Dec 23	$11,414	$11,493	$11,285
Jan 24	$11,480	$11,462	$11,333
Feb 24	$11,455	$11,300	$11,293
Mar 24	$11,510	$11,404	$11,336
Apr 24	$11,478	$11,116	$11,304
May 24	$11,561	$11,304	$11,385
Jun 24	$11,630	$11,411	$11,449
Jul 24	$11,777	$11,678	$11,583
Aug 24	$11,887	$11,846	$11,688
Sep 24	$11,995	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares ...
	8.39%	1.83%	1.84%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202281
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$146	1.40%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 7.43%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,005	$10,098	$10,026
Nov 14	$10,010	$10,170	$10,041
Dec 14	$9,971	$10,179	$10,013
Jan 15	$10,015	$10,393	$10,064
Feb 15	$10,008	$10,295	$10,050
Mar 15	$10,023	$10,343	$10,073
Apr 15	$10,027	$10,306	$10,080
May 15	$10,033	$10,281	$10,089
Jun 15	$10,007	$10,169	$10,087
Jul 15	$10,012	$10,240	$10,093
Aug 15	$9,986	$10,225	$10,087
Sep 15	$10,000	$10,294	$10,116
Oct 15	$9,995	$10,296	$10,114
Nov 15	$9,969	$10,269	$10,094
Dec 15	$9,945	$10,235	$10,080
Jan 16	$9,972	$10,376	$10,133
Feb 16	$9,956	$10,450	$10,144
Mar 16	$9,993	$10,546	$10,179
Apr 16	$9,998	$10,586	$10,193
May 16	$9,992	$10,589	$10,186
Jun 16	$10,039	$10,779	$10,247
Jul 16	$10,045	$10,847	$10,249
Aug 16	$10,040	$10,835	$10,238
Sep 16	$10,055	$10,829	$10,249
Oct 16	$10,041	$10,746	$10,246
Nov 16	$10,006	$10,492	$10,203
Dec 16	$10,024	$10,506	$10,210
Jan 17	$10,043	$10,527	$10,228
Feb 17	$10,073	$10,598	$10,245
Mar 17	$10,072	$10,592	$10,250
Apr 17	$10,091	$10,674	$10,268
May 17	$10,110	$10,756	$10,285
Jun 17	$10,109	$10,745	$10,281
Jul 17	$10,141	$10,792	$10,308
Aug 17	$10,163	$10,888	$10,328
Sep 17	$10,152	$10,836	$10,316
Oct 17	$10,143	$10,843	$10,314
Nov 17	$10,121	$10,829	$10,294
Dec 17	$10,132	$10,879	$10,297
Jan 18	$10,120	$10,753	$10,272
Feb 18	$10,087	$10,651	$10,263
Mar 18	$10,087	$10,720	$10,278
Apr 18	$10,078	$10,640	$10,269
May 18	$10,102	$10,716	$10,307
Jun 18	$10,082	$10,703	$10,308
Jul 18	$10,095	$10,705	$10,315
Aug 18	$10,118	$10,774	$10,351
Sep 18	$10,110	$10,705	$10,345
Oct 18	$10,102	$10,620	$10,357
Nov 18	$10,095	$10,683	$10,386
Dec 18	$10,131	$10,880	$10,465
Jan 19	$10,200	$10,995	$10,506
Feb 19	$10,215	$10,989	$10,524
Mar 19	$10,286	$11,200	$10,593
Apr 19	$10,312	$11,203	$10,618
May 19	$10,360	$11,402	$10,689
Jun 19	$10,418	$11,545	$10,750
Jul 19	$10,411	$11,570	$10,746
Aug 19	$10,490	$11,870	$10,831
Sep 19	$10,470	$11,807	$10,826
Oct 19	$10,493	$11,842	$10,864
Nov 19	$10,482	$11,836	$10,865
Dec 19	$10,505	$11,828	$10,891
Jan 20	$10,560	$12,056	$10,951
Feb 20	$10,592	$12,273	$11,037
Mar 20	$10,156	$12,200	$11,065
Apr 20	$10,365	$12,417	$11,135
May 20	$10,497	$12,475	$11,174
Jun 20	$10,583	$12,554	$11,199
Jul 20	$10,658	$12,741	$11,222
Aug 20	$10,690	$12,638	$11,228
Sep 20	$10,677	$12,632	$11,230
Oct 20	$10,684	$12,575	$11,232
Nov 20	$10,734	$12,698	$11,245
Dec 20	$10,762	$12,716	$11,256
Jan 21	$10,776	$12,625	$11,259
Feb 21	$10,768	$12,443	$11,253
Mar 21	$10,759	$12,287	$11,253
Apr 21	$10,772	$12,384	$11,262
May 21	$10,774	$12,425	$11,274
Jun 21	$10,754	$12,512	$11,259
Jul 21	$10,746	$12,652	$11,278
Aug 21	$10,747	$12,628	$11,279
Sep 21	$10,737	$12,518	$11,270
Oct 21	$10,672	$12,515	$11,234
Nov 21	$10,630	$12,552	$11,227
Dec 21	$10,627	$12,520	$11,208
Jan 22	$10,529	$12,250	$11,131
Feb 22	$10,422	$12,114	$11,073
Mar 22	$10,273	$11,777	$10,914
Apr 22	$10,181	$11,330	$10,858
May 22	$10,211	$11,403	$10,921
Jun 22	$10,065	$11,224	$10,845
Jul 22	$10,156	$11,498	$10,900
Aug 22	$10,091	$11,174	$10,820
Sep 22	$9,917	$10,691	$10,690
Oct 22	$9,885	$10,552	$10,676
Nov 22	$9,999	$10,940	$10,761
Dec 22	$10,054	$10,891	$10,786
Jan 23	$10,173	$11,226	$10,870
Feb 23	$10,098	$10,936	$10,793
Mar 23	$10,220	$11,214	$10,947
Apr 23	$10,262	$11,282	$10,985
May 23	$10,236	$11,159	$10,952
Jun 23	$10,199	$11,119	$10,909
Jul 23	$10,256	$11,111	$10,957
Aug 23	$10,301	$11,040	$10,997
Sep 23	$10,276	$10,760	$10,995
Oct 23	$10,289	$10,590	$11,028
Nov 23	$10,453	$11,069	$11,154
Dec 23	$10,595	$11,493	$11,285
Jan 24	$10,655	$11,462	$11,333
Feb 24	$10,631	$11,300	$11,293
Mar 24	$10,681	$11,404	$11,336
Apr 24	$10,650	$11,116	$11,304
May 24	$10,738	$11,304	$11,385
Jun 24	$10,800	$11,411	$11,449
Jul 24	$10,924	$11,678	$11,583
Aug 24	$11,036	$11,846	$11,688
Sep 24	$11,123	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.43%	0.92%	1.07%
Investor C Shares (with sales charge)...
	6.43	0.92	1.07
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202284
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CLDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 8.68%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$10,015	$10,098	$10,026
Nov 14	$10,029	$10,170	$10,041
Dec 14	$9,999	$10,179	$10,013
Jan 15	$10,053	$10,393	$10,064
Feb 15	$10,055	$10,295	$10,050
Mar 15	$10,079	$10,343	$10,073
Apr 15	$10,093	$10,306	$10,080
May 15	$10,108	$10,281	$10,089
Jun 15	$10,091	$10,169	$10,087
Jul 15	$10,106	$10,240	$10,093
Aug 15	$10,090	$10,225	$10,087
Sep 15	$10,114	$10,294	$10,116
Oct 15	$10,118	$10,296	$10,114
Nov 15	$10,101	$10,269	$10,094
Dec 15	$10,086	$10,235	$10,080
Jan 16	$10,123	$10,376	$10,133
Feb 16	$10,116	$10,450	$10,144
Mar 16	$10,164	$10,546	$10,179
Apr 16	$10,178	$10,586	$10,193
May 16	$10,182	$10,589	$10,186
Jun 16	$10,239	$10,779	$10,247
Jul 16	$10,255	$10,847	$10,249
Aug 16	$10,259	$10,835	$10,238
Sep 16	$10,284	$10,829	$10,249
Oct 16	$10,279	$10,746	$10,246
Nov 16	$10,252	$10,492	$10,203
Dec 16	$10,280	$10,506	$10,210
Jan 17	$10,320	$10,527	$10,228
Feb 17	$10,348	$10,598	$10,245
Mar 17	$10,355	$10,592	$10,250
Apr 17	$10,384	$10,674	$10,268
May 17	$10,414	$10,756	$10,285
Jun 17	$10,421	$10,745	$10,281
Jul 17	$10,463	$10,792	$10,308
Aug 17	$10,495	$10,888	$10,328
Sep 17	$10,494	$10,836	$10,316
Oct 17	$10,493	$10,843	$10,314
Nov 17	$10,480	$10,829	$10,294
Dec 17	$10,500	$10,879	$10,297
Jan 18	$10,497	$10,753	$10,272
Feb 18	$10,471	$10,651	$10,263
Mar 18	$10,481	$10,720	$10,278
Apr 18	$10,480	$10,640	$10,269
May 18	$10,503	$10,716	$10,307
Jun 18	$10,503	$10,703	$10,308
Jul 18	$10,525	$10,705	$10,315
Aug 18	$10,559	$10,774	$10,351
Sep 18	$10,559	$10,705	$10,345
Oct 18	$10,561	$10,620	$10,357
Nov 18	$10,562	$10,683	$10,386
Dec 18	$10,609	$10,880	$10,465
Jan 19	$10,691	$10,995	$10,506
Feb 19	$10,716	$10,989	$10,524
Mar 19	$10,800	$11,200	$10,593
Apr 19	$10,836	$11,203	$10,618
May 19	$10,896	$11,402	$10,689
Jun 19	$10,967	$11,545	$10,750
Jul 19	$10,969	$11,570	$10,746
Aug 19	$11,050	$11,870	$10,831
Sep 19	$11,050	$11,807	$10,826
Oct 19	$11,084	$11,842	$10,864
Nov 19	$11,083	$11,836	$10,865
Dec 19	$11,117	$11,828	$10,891
Jan 20	$11,184	$12,056	$10,951
Feb 20	$11,228	$12,273	$11,037
Mar 20	$10,776	$12,200	$11,065
Apr 20	$11,006	$12,417	$11,135
May 20	$11,156	$12,475	$11,174
Jun 20	$11,258	$12,554	$11,199
Jul 20	$11,348	$12,741	$11,222
Aug 20	$11,380	$12,638	$11,228
Sep 20	$11,387	$12,632	$11,230
Oct 20	$11,405	$12,575	$11,232
Nov 20	$11,469	$12,698	$11,245
Dec 20	$11,508	$12,716	$11,256
Jan 21	$11,534	$12,625	$11,259
Feb 21	$11,534	$12,443	$11,253
Mar 21	$11,535	$12,287	$11,253
Apr 21	$11,559	$12,384	$11,262
May 21	$11,572	$12,425	$11,274
Jun 21	$11,560	$12,512	$11,259
Jul 21	$11,561	$12,652	$11,278
Aug 21	$11,573	$12,628	$11,279
Sep 21	$11,573	$12,518	$11,270
Oct 21	$11,513	$12,515	$11,234
Nov 21	$11,477	$12,552	$11,227
Dec 21	$11,484	$12,520	$11,208
Jan 22	$11,389	$12,250	$11,131
Feb 22	$11,281	$12,114	$11,073
Mar 22	$11,131	$11,777	$10,914
Apr 22	$11,040	$11,330	$10,858
May 22	$11,083	$11,403	$10,921
Jun 22	$10,933	$11,224	$10,845
Jul 22	$11,042	$11,498	$10,900
Aug 22	$10,982	$11,174	$10,820
Sep 22	$10,801	$10,691	$10,690
Oct 22	$10,769	$10,552	$10,676
Nov 22	$10,884	$10,940	$10,761
Dec 22	$10,946	$10,891	$10,786
Jan 23	$11,079	$11,226	$10,870
Feb 23	$10,999	$10,936	$10,793
Mar 23	$11,148	$11,214	$10,947
Apr 23	$11,196	$11,282	$10,985
May 23	$11,159	$11,159	$10,952
Jun 23	$11,121	$11,119	$10,909
Jul 23	$11,198	$11,111	$10,957
Aug 23	$11,238	$11,040	$10,997
Sep 23	$11,213	$10,760	$10,995
Oct 23	$11,230	$10,590	$11,028
Nov 23	$11,425	$11,069	$11,154
Dec 23	$11,584	$11,493	$11,285
Jan 24	$11,652	$11,462	$11,333
Feb 24	$11,615	$11,300	$11,293
Mar 24	$11,686	$11,404	$11,336
Apr 24	$11,655	$11,116	$11,304
May 24	$11,741	$11,304	$11,385
Jun 24	$11,811	$11,411	$11,449
Jul 24	$11,963	$11,678	$11,583
Aug 24	$12,076	$11,846	$11,688
Sep 24	$12,187	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.68%	1.98%	2.00%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202283
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BLDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 7.97%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year US Corporate & Government Index returned 7.19%

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance followed by exposure to U.S. Treasuries.  Other sector exposures that contributed included asset-backed securities, agency mortgage-backed securities, commercial mortgage-backed securities, high yield corporate bonds, collateralized loan obligations, non-agency mortgage-backed securities, agency debentures, non-U.S. sovereign debt, emerging markets debt, and municipal bonds. The Fund’s cash position did not have a material impact on performance.

What detracted from performance?

The Fund’s use of U.S. interest rate derivatives detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2024

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Corporate & Government Index
Oct 14	$9,998	$10,098	$10,026
Nov 14	$10,007	$10,170	$10,041
Dec 14	$9,972	$10,179	$10,013
Jan 15	$10,020	$10,393	$10,064
Feb 15	$10,017	$10,295	$10,050
Mar 15	$10,036	$10,343	$10,073
Apr 15	$10,055	$10,306	$10,080
May 15	$10,054	$10,281	$10,089
Jun 15	$10,042	$10,169	$10,087
Jul 15	$10,041	$10,240	$10,093
Aug 15	$10,019	$10,225	$10,087
Sep 15	$10,038	$10,294	$10,116
Oct 15	$10,036	$10,296	$10,114
Nov 15	$10,025	$10,269	$10,094
Dec 15	$9,994	$10,235	$10,080
Jan 16	$10,036	$10,376	$10,133
Feb 16	$10,014	$10,450	$10,144
Mar 16	$10,055	$10,546	$10,179
Apr 16	$10,074	$10,586	$10,193
May 16	$10,062	$10,589	$10,186
Jun 16	$10,114	$10,779	$10,247
Jul 16	$10,124	$10,847	$10,249
Aug 16	$10,123	$10,835	$10,238
Sep 16	$10,142	$10,829	$10,249
Oct 16	$10,142	$10,746	$10,246
Nov 16	$10,111	$10,492	$10,203
Dec 16	$10,134	$10,506	$10,210
Jan 17	$10,158	$10,527	$10,228
Feb 17	$10,181	$10,598	$10,245
Mar 17	$10,184	$10,592	$10,250
Apr 17	$10,207	$10,674	$10,268
May 17	$10,242	$10,756	$10,285
Jun 17	$10,245	$10,745	$10,281
Jul 17	$10,282	$10,792	$10,308
Aug 17	$10,297	$10,888	$10,328
Sep 17	$10,291	$10,836	$10,316
Oct 17	$10,297	$10,843	$10,314
Nov 17	$10,268	$10,829	$10,294
Dec 17	$10,283	$10,879	$10,297
Jan 18	$10,275	$10,753	$10,272
Feb 18	$10,246	$10,651	$10,263
Mar 18	$10,251	$10,720	$10,278
Apr 18	$10,245	$10,640	$10,269
May 18	$10,274	$10,716	$10,307
Jun 18	$10,258	$10,703	$10,308
Jul 18	$10,275	$10,705	$10,315
Aug 18	$10,315	$10,774	$10,351
Sep 18	$10,310	$10,705	$10,345
Oct 18	$10,296	$10,620	$10,357
Nov 18	$10,303	$10,683	$10,386
Dec 18	$10,333	$10,880	$10,465
Jan 19	$10,408	$10,995	$10,506
Feb 19	$10,439	$10,989	$10,524
Mar 19	$10,505	$11,200	$10,593
Apr 19	$10,536	$11,203	$10,618
May 19	$10,589	$11,402	$10,689
Jun 19	$10,653	$11,545	$10,750
Jul 19	$10,650	$11,570	$10,746
Aug 19	$10,735	$11,870	$10,831
Sep 19	$10,719	$11,807	$10,826
Oct 19	$10,747	$11,842	$10,864
Nov 19	$10,752	$11,836	$10,865
Dec 19	$10,780	$11,828	$10,891
Jan 20	$10,829	$12,056	$10,951
Feb 20	$10,878	$12,273	$11,037
Mar 20	$10,424	$12,200	$11,065
Apr 20	$10,642	$12,417	$11,135
May 20	$10,782	$12,475	$11,174
Jun 20	$10,876	$12,554	$11,199
Jul 20	$10,958	$12,741	$11,222
Aug 20	$10,995	$12,638	$11,228
Sep 20	$10,985	$12,632	$11,230
Oct 20	$10,998	$12,575	$11,232
Nov 20	$11,054	$12,698	$11,245
Dec 20	$11,098	$12,716	$11,256
Jan 21	$11,106	$12,625	$11,259
Feb 21	$11,114	$12,443	$11,253
Mar 21	$11,109	$12,287	$11,253
Apr 21	$11,127	$12,384	$11,262
May 21	$11,134	$12,425	$11,274
Jun 21	$11,107	$12,512	$11,259
Jul 21	$11,102	$12,652	$11,278
Aug 21	$11,109	$12,628	$11,279
Sep 21	$11,103	$12,518	$11,270
Oct 21	$11,040	$12,515	$11,234
Nov 21	$11,012	$12,552	$11,227
Dec 21	$11,003	$12,520	$11,208
Jan 22	$10,906	$12,250	$11,131
Feb 22	$10,811	$12,114	$11,073
Mar 22	$10,650	$11,777	$10,914
Apr 22	$10,570	$11,330	$10,858
May 22	$10,594	$11,403	$10,921
Jun 22	$10,458	$11,224	$10,845
Jul 22	$10,546	$11,498	$10,900
Aug 22	$10,483	$11,174	$10,820
Sep 22	$10,306	$10,691	$10,690
Oct 22	$10,270	$10,552	$10,676
Nov 22	$10,387	$10,940	$10,761
Dec 22	$10,441	$10,891	$10,786
Jan 23	$10,563	$11,226	$10,870
Feb 23	$10,483	$10,936	$10,793
Mar 23	$10,608	$11,214	$10,947
Apr 23	$10,649	$11,282	$10,985
May 23	$10,608	$11,159	$10,952
Jun 23	$10,579	$11,119	$10,909
Jul 23	$10,636	$11,111	$10,957
Aug 23	$10,680	$11,040	$10,997
Sep 23	$10,653	$10,760	$10,995
Oct 23	$10,652	$10,590	$11,028
Nov 23	$10,832	$11,069	$11,154
Dec 23	$10,977	$11,493	$11,285
Jan 24	$11,036	$11,462	$11,333
Feb 24	$11,009	$11,300	$11,293
Mar 24	$11,059	$11,404	$11,336
Apr 24	$11,024	$11,116	$11,304
May 24	$11,100	$11,304	$11,385
Jun 24	$11,162	$11,411	$11,449
Jul 24	$11,300	$11,678	$11,583
Aug 24	$11,401	$11,846	$11,688
Sep 24	$11,501	$12,004	$11,785

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	7.97%	1.42%	1.41%
Bloomberg U.S. Aggregate Bond Index...
	11.57	0.33	1.84
ICE BofA 1-3 Year US Corporate & Government Index...
	7.19	1.71	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,533,342,566
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 13,311,234
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,533,342,566
Number of Portfolio Holdings...
1,573
Net Investment Advisory Fees...
$13,311,234
Portfolio Turnover Rate...
134%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.1%
U.S. Treasury Obligations...
22.0
Asset-Backed Securities...
14.5
Non-Agency Mortgage-Backed Securities...
10.7
U.S. Government Sponsored Agency Securities...
5.8
Foreign Agency Obligations...
0.7
Floating Rate Loan Interests...
0.1
Municipal Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.7%
AA/Aa...
3.3
A...
17.7
BBB/Baa...
23.4
BB/Ba...
2.3
B...
2.0
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
5.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000228902
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	BSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 15.12%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,043	$10,004	$10,065
Sep 21	$10,001	$9,919	$10,064
Oct 21	$9,982	$9,911	$10,046
Nov 21	$9,882	$9,923	$9,947
Dec 21	$10,096	$9,916	$10,134
Jan 22	$9,794	$9,699	$9,857
Feb 22	$9,681	$9,566	$9,756
Mar 22	$9,603	$9,310	$9,645
Apr 22	$9,246	$8,962	$9,303
May 22	$9,250	$9,012	$9,324
Jun 22	$8,674	$8,832	$8,696
Jul 22	$9,230	$9,054	$9,209
Aug 22	$8,986	$8,818	$8,997
Sep 22	$8,605	$8,438	$8,640
Oct 22	$8,876	$8,346	$8,865
Nov 22	$9,000	$8,657	$9,056
Dec 22	$8,953	$8,628	$9,001
Jan 23	$9,284	$8,895	$9,343
Feb 23	$9,152	$8,677	$9,224
Mar 23	$9,306	$8,880	$9,322
Apr 23	$9,394	$8,934	$9,415
May 23	$9,289	$8,842	$9,329
Jun 23	$9,412	$8,828	$9,485
Jul 23	$9,516	$8,837	$9,616
Aug 23	$9,532	$8,784	$9,644
Sep 23	$9,413	$8,574	$9,529
Oct 23	$9,308	$8,445	$9,417
Nov 23	$9,717	$8,825	$9,844
Dec 23	$10,075	$9,160	$10,210
Jan 24	$10,072	$9,138	$10,210
Feb 24	$10,101	$9,029	$10,240
Mar 24	$10,226	$9,117	$10,361
Apr 24	$10,135	$8,904	$10,264
May 24	$10,242	$9,052	$10,376
Jun 24	$10,345	$9,135	$10,474
Jul 24	$10,532	$9,342	$10,678
Aug 24	$10,708	$9,480	$10,852
Sep 24	$10,836	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	15.12%	2.55%
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,850,879
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228901
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Investor A Shares
Trading Symbol	BSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 14.82%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$9,600	$10,000	$10,000
Jul 21	$9,595	$10,011	$10,013
Aug 21	$9,639	$10,004	$10,065
Sep 21	$9,597	$9,919	$10,064
Oct 21	$9,576	$9,911	$10,046
Nov 21	$9,478	$9,923	$9,947
Dec 21	$9,682	$9,916	$10,134
Jan 22	$9,390	$9,699	$9,857
Feb 22	$9,280	$9,566	$9,756
Mar 22	$9,204	$9,310	$9,645
Apr 22	$8,860	$8,962	$9,303
May 22	$8,862	$9,012	$9,324
Jun 22	$8,308	$8,832	$8,696
Jul 22	$8,839	$9,054	$9,209
Aug 22	$8,603	$8,818	$8,997
Sep 22	$8,236	$8,438	$8,640
Oct 22	$8,494	$8,346	$8,865
Nov 22	$8,611	$8,657	$9,056
Dec 22	$8,564	$8,628	$9,001
Jan 23	$8,879	$8,895	$9,343
Feb 23	$8,751	$8,677	$9,224
Mar 23	$8,896	$8,880	$9,322
Apr 23	$8,979	$8,934	$9,415
May 23	$8,876	$8,842	$9,329
Jun 23	$8,992	$8,828	$9,485
Jul 23	$9,089	$8,837	$9,616
Aug 23	$9,103	$8,784	$9,644
Sep 23	$8,988	$8,574	$9,529
Oct 23	$8,885	$8,445	$9,417
Nov 23	$9,274	$8,825	$9,844
Dec 23	$9,613	$9,160	$10,210
Jan 24	$9,608	$9,138	$10,210
Feb 24	$9,634	$9,029	$10,240
Mar 24	$9,751	$9,117	$10,361
Apr 24	$9,662	$8,904	$10,264
May 24	$9,762	$9,052	$10,376
Jun 24	$9,858	$9,135	$10,474
Jul 24	$10,034	$9,342	$10,678
Aug 24	$10,200	$9,480	$10,852
Sep 24	$10,320	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	14.82%	2.29%
Investor A Shares (with sales charge)...
	10.23	0.99
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,850,879
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228903
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Class K Shares
Trading Symbol	BSHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 15.16%

  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 15.73%.

What contributed to performance?

High yield bonds and leveraged loans made the largest contributions to absolute performance, respectively. In terms of credit tiers, B rated issues were the largest contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology, wireline telecommunications, property and casualty insurance, and consumer cyclicals.

What detracted from performance?

At a time of strong returns for the broader equity market, no aspect of the Fund’s positioning detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,044	$10,004	$10,065
Sep 21	$10,002	$9,919	$10,064
Oct 21	$9,983	$9,911	$10,046
Nov 21	$9,883	$9,923	$9,947
Dec 21	$10,099	$9,916	$10,134
Jan 22	$9,797	$9,699	$9,857
Feb 22	$9,684	$9,566	$9,756
Mar 22	$9,606	$9,310	$9,645
Apr 22	$9,250	$8,962	$9,303
May 22	$9,254	$9,012	$9,324
Jun 22	$8,678	$8,832	$8,696
Jul 22	$9,234	$9,054	$9,209
Aug 22	$8,991	$8,818	$8,997
Sep 22	$8,609	$8,438	$8,640
Oct 22	$8,881	$8,346	$8,865
Nov 22	$9,005	$8,657	$9,056
Dec 22	$8,958	$8,628	$9,001
Jan 23	$9,290	$8,895	$9,343
Feb 23	$9,158	$8,677	$9,224
Mar 23	$9,312	$8,880	$9,322
Apr 23	$9,401	$8,934	$9,415
May 23	$9,296	$8,842	$9,329
Jun 23	$9,420	$8,828	$9,485
Jul 23	$9,524	$8,837	$9,616
Aug 23	$9,540	$8,784	$9,644
Sep 23	$9,422	$8,574	$9,529
Oct 23	$9,317	$8,445	$9,417
Nov 23	$9,727	$8,825	$9,844
Dec 23	$10,085	$9,160	$10,210
Jan 24	$10,083	$9,138	$10,210
Feb 24	$10,112	$9,029	$10,240
Mar 24	$10,238	$9,117	$10,361
Apr 24	$10,147	$8,904	$10,264
May 24	$10,254	$9,052	$10,376
Jun 24	$10,357	$9,135	$10,474
Jul 24	$10,545	$9,342	$10,678
Aug 24	$10,722	$9,480	$10,852
Sep 24	$10,851	$9,610	$11,028

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	15.16%	2.59%
Bloomberg U.S. Universal Index...
	12.08	(1.24)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	15.73	3.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,850,879
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,850,879
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
66%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
90.4%
Floating Rate Loan Interests...
8.5
Fixed Rate Loan Interests...
0.5
Preferred Securities...
0.4
Common Stocks...
0.2

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.1%
BB/Ba...
40.1
B...
48.2
CCC/Caa...
9.1
N/R...
0.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.